Vanguard Pacific Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Australia (16.8%)
Commonwealth Bank of Australia	1,616,490	82,239
CSL Ltd.	412,930	80,317
BHP Group Ltd.	2,688,609	70,788
Westpac Banking Corp.	3,296,644	39,589
National Australia Bank Ltd. (XASX)	2,911,412	36,347
Wesfarmers Ltd.	1,033,402	34,359
Australia & New Zealand Banking Group Ltd.	2,586,484	32,850
Woolworths Group Ltd.	1,149,596	31,826
Macquarie Group Ltd.	292,510	25,707
Transurban Group	2,504,496	24,773
Rio Tinto Ltd.	338,428	24,769
Goodman Group	1,626,264	19,773
Newcrest Mining Ltd.	737,081	18,778
Fortescue Metals Group Ltd.	1,452,500	18,080
Coles Group Ltd.	1,157,900	15,012
Amcor plc	1,460,504	15,001
Woodside Petroleum Ltd.	881,256	12,537
Aristocrat Leisure Ltd.	583,403	10,939
Brambles Ltd.	1,370,569	10,582
ASX Ltd.	176,889	10,422
Sonic Healthcare Ltd.	432,127	9,893
QBE Insurance Group Ltd.	1,326,540	9,290
* Afterpay Ltd.	188,605	9,174
Telstra Corp. Ltd.	3,800,798	9,101
APA Group	1,078,008	8,445
James Hardie Industries plc	404,260	8,344
Cochlear Ltd.	59,019	8,054
Insurance Australia Group Ltd.	2,110,141	7,682
Northern Star Resources Ltd.	648,447	7,360
Suncorp Group Ltd.	1,149,952	7,024
Scentre Group	4,796,583	6,952
AGL Energy Ltd.	581,796	6,892
Ramsay Health Care Ltd.	155,861	6,889
South32 Ltd.	4,329,480	6,357
Origin Energy Ltd.	1,608,792	6,160
Dexus	998,580	6,062
Santos Ltd.	1,617,518	6,042
Aurizon Holdings Ltd.	1,716,629	5,474
Magellan Financial Group Ltd.	125,275	5,443
* Xero Ltd.	84,775	5,434
Mirvac Group	3,574,523	5,319
Treasury Wine Estates Ltd.	658,174	5,053
Medibank Pvt Ltd.	2,520,621	5,034
Stockland	2,181,506	4,931
Lendlease Corp. Ltd.	603,443	4,902

SEEK Ltd.	318,310	4,896
GPT Group	1,768,324	4,893
Orica Ltd.	368,307	4,562
* Saracen Mineral Holdings Ltd.	1,023,246	4,460
Tabcorp Holdings Ltd.	1,732,106	4,380
Ampol Ltd.	228,680	4,287
Computershare Ltd.	442,261	4,233
Evolution Mining Ltd.	963,581	4,116
Atlas Arteria Ltd.	861,636	4,027
Oil Search Ltd.	1,906,104	3,934
Sydney Airport	1,010,871	3,786
BlueScope Steel Ltd.	464,313	3,713
REA Group Ltd.	46,090	3,559
JB Hi-Fi Ltd.	103,734	3,397
Ansell Ltd.	120,932	3,320
* AMP Ltd.	3,146,249	3,274
Vicinity Centres	3,484,819	3,219
Charter Hall Group	428,373	3,194
* NEXTDC Ltd.	390,299	3,159
Domino's Pizza Enterprises Ltd.	55,373	2,924
OZ Minerals Ltd.	290,377	2,818
Boral Ltd.	1,071,666	2,741
Coca-Cola Amatil Ltd.	467,652	2,730
ALS Ltd.	445,847	2,703
Qube Holdings Ltd.	1,328,200	2,567
carsales.com Ltd.	195,612	2,557
Appen Ltd.	99,142	2,525
Iluka Resources Ltd.	385,131	2,499
Alumina Ltd.	2,301,684	2,496
Bendigo & Adelaide Bank Ltd.	506,038	2,484
Mineral Resources Ltd.	128,425	2,365
Altium Ltd.	99,707	2,330
Incitec Pivot Ltd.	1,742,004	2,283
Breville Group Ltd.	119,703	2,208
AusNet Services	1,662,290	2,124
Crown Resorts Ltd.	322,407	2,061
* TPG Telecom Ltd.	338,159	1,942
Metcash Ltd.	986,099	1,902
Downer EDI Ltd.	647,152	1,892
Steadfast Group Ltd.	774,439	1,858
Cleanaway Waste Management Ltd.	1,245,224	1,848
Bank of Queensland Ltd.	418,415	1,770
Regis Resources Ltd.	430,912	1,756
Worley Ltd.	295,977	1,717
Beach Energy Ltd.	1,621,218	1,625
Challenger Ltd.	525,865	1,622
Shopping Centres Australasia Property Group	1,025,691	1,578
St. Barbara Ltd.	639,612	1,571
Qantas Airways Ltd.	668,908	1,534
IGO Ltd.	446,103	1,468
Seven Group Holdings Ltd.	120,420	1,457
Harvey Norman Holdings Ltd.	547,154	1,447
Orora Ltd.	884,375	1,446
Cromwell Property Group	2,199,081	1,395
Reliance Worldwide Corp. Ltd.	727,588	1,384
Star Entertainment Grp Ltd.	761,168	1,376
CIMIC Group Ltd.	88,757	1,366

	Link Administration Holdings Ltd.	471,987	1,340
	nib holdings Ltd.	415,445	1,307
	Nine Entertainment Co. Holdings Ltd.	1,358,152	1,304
	Charter Hall Long Wale REIT	385,709	1,270
*	Silver Lake Resources Ltd.	700,659	1,254
	BWP Trust	445,525	1,221
	National Storage REIT	938,010	1,204
	Healius Ltd.	516,418	1,197
	Bapcor Ltd.	265,179	1,189
	IDP Education Ltd.	123,835	1,173
	Washington H Soul Pattinson & Co. Ltd.	83,470	1,164
*,^	Zip Co. Ltd.	268,786	1,146
	IRESS Ltd.	155,948	1,146
*	Vocus Group Ltd.	550,777	1,136
	CSR Ltd.	455,019	1,135
1	Viva Energy Group Ltd.	979,185	1,118
*,^	Mesoblast Ltd.	416,702	1,108
	WiseTech Global Ltd.	75,268	1,107
*	Perseus Mining Ltd.	971,870	1,106
	Waypoint REIT	609,212	1,097
	Ramelius Resources Ltd.	685,218	1,083
*	Megaport Ltd.	114,257	1,068
	Pendal Group Ltd.	257,918	1,066
	Charter Hall Retail REIT	463,721	1,053
	IOOF Holdings Ltd.	320,540	1,040
*	Gold Road Resources Ltd.	771,842	1,039
	AP Eagers Ltd.	179,058	1,029
*	Lynas Corp. Ltd.	629,433	1,012
	Elders Ltd.	136,580	999
	Flight Centre Travel Group Ltd.	130,358	989
	InvoCare Ltd.	141,686	966
*	Nanosonics Ltd.	214,847	950
	Super Retail Group Ltd.	142,358	900
	Sims Ltd.	154,373	869
	Premier Investments Ltd.	72,941	869
	Centuria Industrial REIT	364,348	852
*	PolyNovo Ltd.	544,029	850
	Perpetual Ltd.	38,651	840
*	Nufarm Ltd.	292,571	837
	Ingenia Communities Group	247,200	836
	Technology One Ltd.	138,504	831
	ARB Corp. Ltd.	58,693	803
*	Resolute Mining Ltd.	824,773	788
	IPH Ltd.	147,435	781
	Whitehaven Coal Ltd.	785,109	777
	Costa Group Holdings Ltd.	354,437	753
	Platinum Asset Management Ltd.	279,235	742
*	Tyro Payments Ltd.	303,708	735
	Omni Bridgeway Ltd.	216,692	709
*	Champion Iron Ltd.	352,700	708
	Austal Ltd.	296,642	701
	Webjet Ltd.	335,822	671
	Adbri Ltd.	424,063	666
	Collins Foods Ltd.	96,821	655
	Abacus Property Group	337,286	647
	Pro Medicus Ltd.	37,806	646
	Codan Ltd.	109,207	637

	Bega Cheese Ltd.	197,676	631
	Bravura Solutions Ltd.	211,334	630
	Netwealth Group Ltd.	72,285	621
	Bingo Industries Ltd.	442,745	608
*	United Malt Grp Ltd.	212,024	608
	GUD Holdings Ltd.	75,950	606
	Brickworks Ltd.	51,303	599
	Blackmores Ltd.	11,833	594
	Growthpoint Properties Australia Ltd.	249,568	571
	Credit Corp. Group Ltd.	41,543	559
	AUB Group Ltd.	59,055	552
^	Clinuvel Pharmaceuticals Ltd.	34,955	551
	Aventus Group	364,650	548
*	nearmap Ltd.	337,525	546
*	GrainCorp Ltd. Class A	206,273	546
	Data#3 Ltd.	131,366	530
	Perenti Global Ltd.	609,057	522
*	EML Payments Ltd.	231,554	517
	Sandfire Resources Ltd.	147,641	502
	GWA Group Ltd.	246,403	501
	Domain Holdings Australia Ltd.	211,750	499
	Monadelphous Group Ltd.	78,276	494
	Corporate Travel Management Ltd.	77,696	486
*	Westgold Resources Ltd.	276,594	476
	Tassal Group Ltd.	180,916	465
	Rural Funds Group	310,500	453
*	Paradigm Biopharmaceuticals Ltd.	209,885	453
	Sigma Healthcare Ltd.	943,082	449
*,^	PointsBet Holdings Pty Ltd.	105,460	448
	NRW Holdings Ltd.	334,247	436
*,^	Pilbara Minerals Ltd.	1,682,160	423
	Arena REIT	263,045	422
	Centuria Office REIT	316,030	421
	Western Areas Ltd.	241,101	414
*,^	Orocobre Ltd.	193,201	411
	Service Stream Ltd.	315,616	402
	Infigen Energy	594,439	390
	Inghams Group Ltd.	164,819	388
*	Mayne Pharma Group Ltd.	1,384,577	388
	Centuria Capital Group	315,183	383
	HUB24 Ltd.	39,922	382
	Charter Hall Social Infrastructure REIT	217,491	377
	Jumbo Interactive Ltd.	47,438	367
	Select Harvests Ltd.	84,625	361
	SeaLink Travel Group Ltd.	114,426	346
*	Cooper Energy Ltd.	1,288,550	344
	G8 Education Ltd.	598,263	344
*	Avita Therapeutics Inc.	78,873	341
*	Electro Optic Systems Holdings Ltd.	84,935	336
	Integral Diagnostics Ltd.	123,848	328
	SmartGroup Corp. Ltd.	75,860	326
	GDI Property Group	401,974	307
	Mount Gibson Iron Ltd.	603,625	305
	Hotel Property Investments	148,754	304
*	Australian Agricultural Co. Ltd.	410,045	298
	McMillan Shakespeare Ltd.	46,728	295
*	Galaxy Resources Ltd.	366,598	288

	Accent Group Ltd.	287,948	286
	Aurelia Metals Ltd.	729,138	286
	Macmahon Holdings Ltd.	1,569,313	285
	BWX Ltd.	101,871	284
	Australian Pharmaceutical Industries Ltd.	350,988	278
*	Pact Group Holdings Ltd.	178,823	268
	Jupiter Mines Ltd.	1,264,559	266
*,^	Bubs Australia Ltd.	403,077	259
*	Starpharma Holdings Ltd.	344,250	259
*	Eclipx Group Ltd.	263,285	259
§	Freedom Foods Group Ltd.	114,671	247
	MyState Ltd.	88,624	240
	FlexiGroup Ltd.	254,956	227
	Asaleo Care Ltd.	331,981	225
*	Emeco Holdings Ltd.	307,150	223
	Estia Health Ltd.	213,349	221
	Southern Cross Media Group Ltd.	1,849,917	215
	Genworth Mortgage Insurance Australia Ltd.	177,213	214
	Lovisa Holdings Ltd.	46,837	212
	Cedar Woods Properties Ltd.	57,580	209
	oOh!media Ltd.	389,607	206
*	Superloop Ltd.	242,910	193
*	Senex Energy Ltd.	986,547	191
	New Hope Corp. Ltd.	200,282	188
	HT&E Ltd.	216,727	185
	OFX Group Ltd.	208,339	184
*	Karoon Energy Ltd.	355,361	180
*	Carnarvon Petroleum Ltd.	1,319,102	174
	MACA Ltd.	246,293	164
1	Coronado Global Resources Inc.	260,850	164
*	AMA Group Ltd.	430,037	160
	Village Roadshow Ltd.	98,451	153
*,§	SpeedCast International Ltd.	219,138	124
	Virtus Health Ltd.	56,162	117
	SG Fleet Group Ltd.	105,619	114
	Regis Healthcare Ltd.	116,544	110
	Navigator Global Investments Ltd.	110,169	104
*,^	Myer Holdings Ltd.	701,712	102
	Vita Group Ltd.	127,742	94
*	Syrah Resources Ltd.	380,507	91
*	Tuas Ltd.	169,079	85
*	Dacian Gold Ltd.	353,981	83
	Japara Healthcare Ltd.	239,690	82
*,^	New Century Resources Ltd.	463,852	70
	Hansen Technologies Ltd.	32,465	68
	WPP AUNZ Ltd.	296,820	64
*	Seven West Media Ltd.	891,866	63
*	Clean TeQ Holdings Ltd.	496,547	57
	Infomedia Ltd.	35,495	47
	Kogan.com Ltd.	2,896	35
*	West African Resources Ltd.	28,766	22
*	Alkane Resources Ltd.	21,925	19
*,§	Liquefied Natural Gas Ltd.	538,805	17
*	Bellevue Gold Ltd.	11,543	9
	Decmil Group Ltd.	159,817	6
*	De Grey Mining Ltd.	4,438	2
	Newcrest Mining Ltd. ADR	25	1

*,§	Bgp Holdings plc Rights	15,642,708	—
			1,026,279
China (0.0%)
*,^,§ China Fishery Group Ltd.		754,600	42

Hong Kong (8.1%)
	AIA Group Ltd.	11,035,112	99,503
	Hong Kong Exchanges & Clearing Ltd.	1,157,264	55,101
	CK Hutchison Holdings Ltd.	2,440,559	15,936
	Sun Hung Kai Properties Ltd.	1,299,974	15,810
	Link REIT	1,890,298	14,667
	CLP Holdings Ltd.	1,478,860	13,984
	CK Asset Holdings Ltd.	2,451,498	13,612
	Hong Kong & China Gas Co. Ltd.	9,467,248	13,565
	Galaxy Entertainment Group Ltd.	1,952,062	13,313
	Techtronic Industries Co. Ltd.	1,144,156	11,967
	China Mengniu Dairy Co. Ltd.	2,455,500	11,522
*	Semiconductor Manufacturing International Corp.	2,900,021	11,355
	Hang Seng Bank Ltd.	662,552	10,425
	BOC Hong Kong Holdings Ltd.	3,282,759	9,153
	Sands China Ltd.	2,192,736	8,360
	Jardine Matheson Holdings Ltd.	191,152	7,818
	Power Assets Holdings Ltd.	1,241,207	6,912
1	WH Group Ltd.	7,680,933	6,837
	MTR Corp. Ltd.	1,290,186	6,412
*	New World Development Co. Ltd.	1,291,539	6,306
	Wharf Real Estate Investment Co. Ltd.	1,506,283	5,327
	AAC Technologies Holdings Inc.	619,257	4,882
	Hang Lung Properties Ltd.	1,854,841	4,551
	Henderson Land Development Co. Ltd.	1,179,190	4,413
	Lenovo Group Ltd.	6,760,000	4,075
	Hongkong Land Holdings Ltd.	1,057,647	4,029
1	Budweiser Brewing Co. APAC Ltd.	1,073,800	3,897
	Xinyi Solar Holdings Ltd.	3,523,001	3,866
	Want Want China Holdings Ltd.	5,034,220	3,726
	Sino Land Co. Ltd.	2,974,443	3,604
	Jardine Strategic Holdings Ltd.	166,151	3,347
	Tingyi Cayman Islands Holding Corp.	1,709,900	3,188
	ASM Pacific Technology Ltd.	280,636	3,168
	CK Infrastructure Holdings Ltd.	563,813	2,940
*,1	ESR Cayman Ltd.	1,140,000	2,811
	Sun Art Retail Group Ltd.	2,018,731	2,806
	Vitasoy International Holdings Ltd.	708,304	2,693
	Xinyi Glass Holdings Ltd.	1,828,640	2,683
	Bank of East Asia Ltd.	1,153,332	2,627
	Wharf Holdings Ltd.	1,411,283	2,398
	Wynn Macau Ltd.	1,343,229	2,356
	Swire Pacific Ltd. Class A	463,752	2,284
	Swire Properties Ltd.	971,635	2,245
	PCCW Ltd.	3,801,715	2,143
	Hang Lung Group Ltd.	804,920	1,948
	SJM Holdings Ltd.	1,717,639	1,938
	Microport Scientific Corp.	392,219	1,907
	Minth Group Ltd.	618,783	1,842
*	Prada SpA	469,204	1,811
	Man Wah Holdings Ltd.	1,378,252	1,565
	Hysan Development Co. Ltd.	563,726	1,557

	NagaCorp Ltd.	1,386,972	1,483
	Melco International Development Ltd.	718,274	1,356
	HKBN Ltd.	723,657	1,337
	Kerry Properties Ltd.	546,090	1,299
	United Energy Group Ltd.	6,832,000	1,200
	Dairy Farm International Holdings Ltd.	277,201	1,191
	Uni-President China Holdings Ltd.	1,042,038	1,131
*,1	Samsonite International SA	1,177,697	1,104
1	BOC Aviation Ltd.	189,225	1,095
	Fortune REIT	1,224,833	1,067
	SITC International Holdings Co. Ltd.	1,058,586	1,062
	Chow Tai Fook Jewellery Group Ltd.	962,418	1,037
	Yue Yuen Industrial Holdings Ltd.	642,658	1,020
	NWS Holdings Ltd.	1,281,887	994
	Champion REIT	1,797,900	954
	Gemdale Properties & Investment Corp. Ltd.	4,901,080	868
	MGM China Holdings Ltd.	688,136	858
^	Huabao International Holdings Ltd.	742,071	846
	Kerry Logistics Network Ltd.	512,611	840
	VTech Holdings Ltd.	147,450	800
	Shougang Fushan Resources Group Ltd.	3,389,281	776
	IGG Inc.	767,628	752
	COFCO Meat Holdings Ltd.	1,506,007	749
	Shangri-La Asia Ltd.	1,010,928	731
	Swire Pacific Ltd. Class B	810,686	718
	L'Occitane International SA	413,123	695
*,^,1 Razer Inc.		3,156,000	651
	Luk Fook Holdings International Ltd.	298,406	640
^	Haitong International Securities Group Ltd.	2,232,891	603
	Johnson Electric Holdings Ltd.	326,019	600
	Shun Tak Holdings Ltd.	1,661,370	599
	Cafe de Coral Holdings Ltd.	298,447	598
*	MMG Ltd.	2,032,286	537
	K Wah International Holdings Ltd.	1,149,843	485
	Shui On Land Ltd.	3,138,066	466
	Pacific Basin Shipping Ltd.	3,764,236	462
	Towngas China Co. Ltd.	958,140	461
	Nexteer Automotive Group Ltd.	717,211	455
*,^,1 FIT Hon Teng Ltd.		912,000	440
	Asia Cement China Holdings Corp.	384,000	435
	Sunlight REIT	910,089	425
	First Pacific Co. Ltd.	2,025,939	423
	CITIC Telecom International Holdings Ltd.	1,300,470	413
	SUNeVision Holdings Ltd.	543,000	406
*	Pou Sheng International Holdings Ltd.	1,851,253	405
	Guotai Junan International Holdings Ltd.	2,795,336	397
*,1	JS Global Lifestyle Co. Ltd.	386,000	396
	United Laboratories International Holdings Ltd.	423,873	396
	Value Partners Group Ltd.	778,665	392
	Stella International Holdings Ltd.	389,000	378
^	Cathay Pacific Airways Ltd.	542,864	367
	Xinyi Energy Holdings Ltd.	1,012,000	365
*,§	Town Health International Medical Group Ltd.	3,921,659	348
*	Hong Kong Television Network Ltd.	346,142	345
	VSTECS Holdings Ltd.	560,000	329
	Prosperity REIT	1,088,661	327
	China Travel International Investment Hong Kong Ltd.	2,190,268	325

	Dah Sing Financial Holdings Ltd.	116,660	322
	Lifestyle International Holdings Ltd.	396,907	322
*	FIH Mobile Ltd.	2,873,581	319
	Road King Infrastructure Ltd.	233,814	315
	China Harmony Auto Holding Ltd.	678,115	306
	Television Broadcasts Ltd.	259,947	303
	Chinese Estates Holdings Ltd.	447,000	295
	Canvest Environmental Protection Group Co. Ltd.	633,675	287
	Far East Consortium International Ltd.	930,493	276
	Dah Sing Banking Group Ltd.	292,356	264
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	254
*,1	Frontage Holdings Corp.	470,000	249
1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	248,000	249
	Ju Teng International Holdings Ltd.	708,334	248
	Chow Sang Sang Holdings International Ltd.	220,922	235
*,§	Convoy Global Holdings Ltd.	10,860,141	234
1	Impro Precision Industries Ltd.	636,000	219
	Dynam Japan Holdings Co. Ltd.	251,344	211
*,^	Suncity Group Holdings Ltd.	1,980,000	210
	Pacific Textiles Holdings Ltd.	447,697	209
	Sun Hung Kai & Co. Ltd.	528,182	204
*	Esprit Holdings Ltd.	1,705,597	203
*	Apollo Future Mobility Group Ltd.	3,364,000	202
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	190
	Lee's Pharmaceutical Holdings Ltd.	236,812	187
	SmarTone Telecommunications Holdings Ltd.	350,235	183
*,^	Macau Legend Development Ltd.	1,388,954	179
*,1	CGN New Energy Holdings Co. Ltd.	962,897	174
*	Truly International Holdings Ltd.	1,389,603	165
1	IMAX China Holding Inc.	102,275	157
*	Inspur International Ltd.	484,000	150
	Giordano International Ltd.	1,014,590	149
^	SA Sa International Holdings Ltd.	1,012,953	147
*	China Silver Group Ltd.	1,092,976	141
*	Goodbaby International Holdings Ltd.	798,975	133
*	G-Resources Group Ltd.	20,855,198	132
*,^	Digital Domain Holdings Ltd.	17,008,031	123
*	KuangChi Science Ltd.	1,821,600	120
*	Anton Oilfield Services Group	1,896,022	110
*	Glory Sun Land Group Ltd.	1,810,000	107
1	Crystal International Group Ltd.	476,000	103
*	Emperor Capital Group Ltd.	4,205,145	89
*,^	GCL New Energy Holdings Ltd.	5,581,422	88
1	Regina Miracle International Holdings Ltd.	302,395	87
*	HC Group Inc.	542,107	84
	Texwinca Holdings Ltd.	585,037	83
*	Lifestyle China Group Ltd.	394,899	82
*	Honghua Group Ltd.	2,079,517	75
*,^	NewOcean Energy Holdings Ltd.	817,858	75
*	New World Department Store China Ltd.	421,000	68
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	64
	BOE Varitronix Ltd.	221,699	60
	Singamas Container Holdings Ltd.	1,277,323	59
	Henderson Investment Ltd.	1,111,863	59
*,§	Camsing International Holding Ltd.	366,000	55
*,^	China LNG Group Ltd.	1,674,344	52
	Shenwan Hongyuan HK Ltd.	378,136	52

	EVA Precision Industrial Holdings Ltd.	1,043,049	52
	Emperor Watch & Jewellery Ltd.	3,074,532	46
*	Parkson Retail Group Ltd.	979,650	40
*,§	China Baoli Technologies Holdings Ltd.	3,077,500	39
§	Agritrade Resources Ltd.	2,330,000	25
*	Cathay Pacific Airways Ltd. Rights Exp. 08/05/2020	355,640	21
	NOVA Group Holdings Ltd.	1,100,000	21
*	Zhaobangji Properties Holdings Ltd.	40,000	6
*	Beijing Sports and Entertainment Industry Group Ltd.	207,500	4
			494,989
Japan (58.2%)
	Toyota Motor Corp.	2,244,425	133,238
	SoftBank Group Corp.	1,471,970	92,842
	Sony Corp.	1,110,539	86,283
	Keyence Corp.	163,166	68,805
	Daiichi Sankyo Co. Ltd.	579,449	51,273
	Takeda Pharmaceutical Co. Ltd.	1,389,424	50,390
	KDDI Corp.	1,542,366	49,043
	Nintendo Co. Ltd.	97,195	42,747
	Mitsubishi UFJ Financial Group Inc.	11,388,872	42,678
	Daikin Industries Ltd.	242,373	42,645
	Shin-Etsu Chemical Co. Ltd.	361,050	42,257
	Honda Motor Co. Ltd.	1,548,886	37,762
	Tokyo Electron Ltd.	134,684	37,269
	Recruit Holdings Co. Ltd.	1,151,312	35,916
	Murata Manufacturing Co. Ltd.	521,079	33,469
	Nidec Corp.	420,866	33,432
	Hoya Corp.	329,346	32,480
	Sumitomo Mitsui Financial Group Inc.	1,187,788	31,650
	Kao Corp.	424,325	30,782
	FANUC Corp.	175,668	29,639
	NTT DOCOMO Inc.	1,028,329	28,311
	Mizuho Financial Group Inc.	23,189,070	28,269
	SMC Corp.	52,429	27,554
	ITOCHU Corp.	1,231,292	26,998
	Chugai Pharmaceutical Co. Ltd.	591,738	26,717
	Astellas Pharma Inc.	1,698,201	26,488
	Nippon Telegraph & Telephone Corp.	1,121,086	26,022
	Hitachi Ltd.	843,328	25,261
	Fast Retailing Co. Ltd.	47,180	25,090
	Tokio Marine Holdings Inc.	587,924	24,825
	Mitsubishi Electric Corp.	1,801,914	23,522
	Fujitsu Ltd.	171,282	22,934
	Terumo Corp.	596,832	22,579
	Mitsui & Co. Ltd.	1,493,257	22,324
	Softbank Corp.	1,656,463	22,174
	Mitsubishi Corp.	1,076,321	21,688
	Seven & i Holdings Co. Ltd.	704,849	21,300
	Oriental Land Co. Ltd.	169,990	20,508
	Central Japan Railway Co.	165,452	20,071
	Shiseido Co. Ltd.	354,738	19,765
	M3 Inc.	384,088	19,724
	Eisai Co. Ltd.	242,134	19,542
	East Japan Railway Co.	328,245	18,922
	Japan Tobacco Inc.	1,082,069	18,495
	Olympus Corp.	965,120	17,359
	Panasonic Corp.	1,944,235	16,840

Komatsu Ltd.	834,537	16,396
Unicharm Corp.	353,034	15,969
Otsuka Holdings Co. Ltd.	382,521	15,864
Kyocera Corp.	279,992	15,593
Bridgestone Corp.	527,428	15,536
Secom Co. Ltd.	177,097	15,315
Shimano Inc.	70,233	15,250
Denso Corp.	412,103	15,245
Aeon Co. Ltd.	639,438	15,119
Mitsubishi Estate Co. Ltd.	1,047,259	15,044
Shionogi & Co. Ltd.	246,207	14,647
Canon Inc.	901,311	14,504
Nitori Holdings Co. Ltd.	66,137	14,480
FUJIFILM Holdings Corp.	321,787	14,391
Kubota Corp.	1,003,705	14,293
Suzuki Motor Corp.	411,347	13,498
Sysmex Corp.	173,211	13,319
Kirin Holdings Co. Ltd.	683,601	13,172
Daiwa House Industry Co. Ltd.	591,670	13,057
Nomura Holdings Inc.	2,765,614	13,015
Mitsui Fudosan Co. Ltd.	830,260	12,980
NEC Corp.	229,659	12,867
Z Holdings Corp.	2,404,388	12,786
Toshiba Corp.	402,558	12,311
ORIX Corp.	1,128,711	12,207
TDK Corp.	108,927	12,128
Omron Corp.	166,589	11,999
Dai-ichi Life Holdings Inc.	988,395	11,659
Japan Exchange Group Inc.	489,084	11,614
Sumitomo Corp.	1,023,401	11,370
Asahi Group Holdings Ltd.	348,441	11,358
Ono Pharmaceutical Co. Ltd.	391,601	11,007
Obic Co. Ltd.	59,888	10,740
MS&AD Insurance Group Holdings Inc.	421,468	10,591
Subaru Corp.	559,548	10,568
Pan Pacific International Holdings Corp.	464,208	10,521
Sompo Holdings Inc.	310,220	10,223
Advantest Corp.	181,049	9,885
Bandai Namco Holdings Inc.	178,243	9,843
Nippon Paint Holdings Co. Ltd.	143,579	9,818
ENEOS Holdings Inc.	2,744,759	9,625
MEIJI Holdings Co. Ltd.	121,699	9,556
Nexon Co. Ltd.	371,214	9,537
Sekisui House Ltd.	505,525	9,233
Sumitomo Realty & Development Co. Ltd.	360,920	9,204
Sumitomo Mitsui Trust Holdings Inc.	335,536	8,615
Makita Corp.	221,415	8,509
Japan Post Holdings Co. Ltd.	1,207,620	8,248
Tokyo Gas Co. Ltd.	386,134	8,198
Asahi Kasei Corp.	1,138,016	8,186
Ajinomoto Co. Inc.	447,334	8,079
Daifuku Co. Ltd.	88,164	8,034
Yamato Holdings Co. Ltd.	307,200	7,921
Yaskawa Electric Corp.	237,920	7,910
Kikkoman Corp.	167,399	7,856
Sumitomo Electric Industries Ltd.	686,703	7,672
Chubu Electric Power Co. Inc.	638,502	7,592

Nitto Denko Corp.	132,447	7,507
Toyota Industries Corp.	147,272	7,482
West Japan Railway Co.	166,880	7,207
SG Holdings Co. Ltd.	193,000	7,083
Osaka Gas Co. Ltd.	360,765	6,689
Rakuten Inc.	724,565	6,658
Marubeni Corp.	1,427,943	6,574
Resona Holdings Inc.	1,995,824	6,543
NTT Data Corp.	574,357	6,530
Sumitomo Metal Mining Co. Ltd.	215,563	6,480
Nissan Chemical Corp.	122,242	6,474
Kintetsu Group Holdings Co. Ltd.	164,454	6,407
Yamaha Corp.	138,161	6,370
Yakult Honsha Co. Ltd.	111,337	6,363
Kansai Electric Power Co. Inc.	666,516	6,340
Taisei Corp.	183,290	6,296
Shimadzu Corp.	246,140	6,281
Disco Corp.	25,871	6,269
Nomura Research Institute Ltd.	236,839	6,251
Mitsubishi Chemical Holdings Corp.	1,161,546	6,241
MINEBEA MITSUMI Inc.	379,399	6,222
Lasertec Corp.	70,046	6,185
Trend Micro Inc.	105,422	6,183
Daiwa Securities Group Inc.	1,376,176	6,111
Nippon Steel Corp.	745,116	6,109
Mitsubishi Heavy Industries Ltd.	261,239	6,077
Nissan Motor Co. Ltd.	1,764,730	6,036
MISUMI Group Inc.	254,411	6,020
Toray Industries Inc.	1,381,178	5,979
Lion Corp.	227,521	5,914
Nihon M&A Center Inc.	121,112	5,897
Odakyu Electric Railway Co. Ltd.	278,556	5,829
Nissin Foods Holdings Co. Ltd.	63,425	5,729
Hankyu Hanshin Holdings Inc.	199,235	5,706
Kyowa Kirin Co. Ltd.	226,202	5,587
Dai Nippon Printing Co. Ltd.	255,780	5,557
Santen Pharmaceutical Co. Ltd.	326,907	5,516
Obayashi Corp.	616,129	5,501
Keio Corp.	104,725	5,229
Tobu Railway Co. Ltd.	185,499	5,195
Toyota Tsusho Corp.	202,907	5,146
Kobayashi Pharmaceutical Co. Ltd.	56,914	5,058
TOTO Ltd.	133,566	5,038
Toyo Suisan Kaisha Ltd.	82,775	5,032
Hamamatsu Photonics KK	115,639	5,026
Tokyu Corp.	451,301	5,023
CyberAgent Inc.	87,653	4,958
Rohm Co. Ltd.	76,419	4,907
Otsuka Corp.	93,474	4,874
FamilyMart Co. Ltd.	214,032	4,805
Tsuruha Holdings Inc.	34,531	4,788
Asahi Intecc Co. Ltd.	171,352	4,781
Inpex Corp.	834,832	4,765
AGC Inc.	169,024	4,751
Daito Trust Construction Co. Ltd.	59,822	4,691
TIS Inc.	215,475	4,615
Aisin Seiki Co. Ltd.	158,552	4,579

Hikari Tsushin Inc.	21,095	4,573
MonotaRO Co. Ltd.	106,358	4,523
Kajima Corp.	411,642	4,522
Nagoya Railroad Co. Ltd.	178,050	4,506
Idemitsu Kosan Co. Ltd.	213,722	4,452
Dentsu Group Inc.	195,573	4,363
Sekisui Chemical Co. Ltd.	320,160	4,358
SBI Holdings Inc.	206,172	4,341
Suntory Beverage & Food Ltd.	114,114	4,307
Welcia Holdings Co. Ltd.	45,682	4,182
T&D Holdings Inc.	501,355	4,127
Azbil Corp.	122,196	4,073
Koito Manufacturing Co. Ltd.	104,021	4,073
Tohoku Electric Power Co. Inc.	430,040	4,064
Ricoh Co. Ltd.	621,604	4,003
Sumitomo Chemical Co. Ltd.	1,379,430	3,981
NH Foods Ltd.	90,560	3,980
Toppan Printing Co. Ltd.	255,472	3,830
Pigeon Corp.	98,395	3,825
Square Enix Holdings Co. Ltd.	71,154	3,823
Isuzu Motors Ltd.	467,954	3,817
* Tokyo Electric Power Co. Holdings Inc.	1,419,607	3,786
Yamaha Motor Co. Ltd.	255,944	3,732
GMO Payment Gateway Inc.	35,492	3,721
Taiyo Yuden Co. Ltd.	116,781	3,702
Keihan Holdings Co. Ltd.	89,343	3,642
Shimizu Corp.	506,848	3,633
Nippon Shinyaku Co. Ltd.	46,960	3,633
JSR Corp.	165,868	3,617
Itochu Techno -Solutions Corp.	88,514	3,595
Toho Gas Co. Ltd.	82,082	3,582
* Renesas Electronics Corp.	650,769	3,580
Nisshin Seifun Group Inc.	231,505	3,546
Kyushu Electric Power Co. Inc.	421,878	3,543
Hoshizaki Corp.	46,356	3,534
Tosoh Corp.	260,373	3,495
Oracle Corp. Japan	28,817	3,471
Yokogawa Electric Corp.	222,464	3,417
Miura Co. Ltd.	89,443	3,401
Kansai Paint Co. Ltd.	176,786	3,388
Brother Industries Ltd.	217,357	3,383
Oji Holdings Corp.	804,909	3,378
SUMCO Corp.	215,652	3,346
Alfresa Holdings Corp.	159,500	3,266
Capcom Co. Ltd.	82,868	3,257
Stanley Electric Co. Ltd.	135,049	3,235
Nabtesco Corp.	106,321	3,235
Chugoku Electric Power Co. Inc.	264,167	3,224
LIXIL Group Corp.	241,502	3,224
* PeptiDream Inc.	78,830	3,176
Keisei Electric Railway Co. Ltd.	128,852	3,150
Casio Computer Co. Ltd.	196,460	3,140
Hirose Electric Co. Ltd.	29,911	3,137
Nippon Express Co. Ltd.	65,451	3,111
Fuji Electric Co. Ltd.	114,100	3,110
Kuraray Co. Ltd.	316,067	3,095
Yamada Denki Co. Ltd.	712,473	3,091

JFE Holdings Inc.	469,004	3,078
^ Ito En Ltd.	51,934	3,074
Toho Co. Ltd.	103,399	3,074
^ Anritsu Corp.	127,153	3,066
Mitsui Chemicals Inc.	159,788	3,041
Concordia Financial Group Ltd.	1,019,433	3,023
Mazda Motor Corp.	523,232	3,018
Shizuoka Bank Ltd.	463,899	3,013
Haseko Corp.	254,891	3,012
COMSYS Holdings Corp.	102,191	3,007
Keikyu Corp.	228,804	2,987
NGK Insulators Ltd.	239,505	2,977
NET One Systems Co. Ltd.	76,212	2,969
Tokyo Century Corp.	52,783	2,969
Sohgo Security Services Co. Ltd.	61,489	2,901
Cosmos Pharmaceutical Corp.	15,626	2,871
Hulic Co. Ltd.	333,438	2,866
USS Co. Ltd.	193,257	2,865
Kyushu Railway Co.	144,870	2,862
Hisamitsu Pharmaceutical Co. Inc.	64,903	2,852
Kakaku.com Inc.	116,669	2,817
Hitachi Construction Machinery Co. Ltd.	96,337	2,792
Nichirei Corp.	97,501	2,784
Japan Post Bank Co. Ltd.	372,903	2,782
Rohto Pharmaceutical Co. Ltd.	88,947	2,745
Showa Denko KK	132,359	2,744
Marui Group Co. Ltd.	188,058	2,734
NSK Ltd.	404,410	2,722
Kurita Water Industries Ltd.	99,964	2,689
Rinnai Corp.	32,636	2,675
Ibiden Co. Ltd.	98,379	2,665
Konami Holdings Corp.	86,706	2,650
Seiko Epson Corp.	248,713	2,639
Mitsubishi Gas Chemical Co. Inc.	164,990	2,621
Ryohin Keikaku Co. Ltd.	216,400	2,608
Kose Corp.	25,566	2,589
Chiba Bank Ltd.	563,366	2,581
* LINE Corp.	48,010	2,541
MediPal Holdings Corp.	134,251	2,459
THK Co. Ltd.	103,899	2,448
Suzuken Co. Ltd.	68,593	2,440
ZOZO Inc.	90,068	2,436
Teijin Ltd.	167,506	2,419
^ Skylark Holdings Co. Ltd.	174,408	2,419
NGK Spark Plug Co. Ltd.	177,787	2,391
Bank of Kyoto Ltd.	65,135	2,390
Hakuhodo DY Holdings Inc.	216,343	2,375
Sojitz Corp.	1,127,165	2,364
Taiheiyo Cement Corp.	108,836	2,362
Hitachi Metals Ltd.	180,686	2,359
NOF Corp.	62,872	2,354
Matsumotokiyoshi Holdings Co. Ltd.	70,234	2,346
Mitsubishi Materials Corp.	114,068	2,332
Justsystems Corp.	30,042	2,332
Nihon Kohden Corp.	67,551	2,317
Taisho Pharmaceutical Holdings Co. Ltd.	40,710	2,313
Alps Alpine Co. Ltd.	182,220	2,297

Sugi Holdings Co. Ltd.	31,731	2,293
Japan Post Insurance Co. Ltd.	168,976	2,246
Kyowa Exeo Corp.	92,884	2,195
Calbee Inc.	68,750	2,185
Kagome Co. Ltd.	71,434	2,180
Fukuoka Financial Group Inc.	149,826	2,179
Ezaki Glico Co. Ltd.	46,658	2,162
Air Water Inc.	164,969	2,139
Lawson Inc.	42,871	2,135
Tokyu Fudosan Holdings Corp.	554,019	2,117
* ANA Holdings Inc.	101,768	2,107
Taiyo Nippon Sanso Corp.	132,332	2,087
Electric Power Development Co. Ltd.	152,408	2,079
K's Holdings Corp.	161,260	2,070
Ebara Corp.	86,530	2,056
Sega Sammy Holdings Inc.	181,867	2,050
House Foods Group Inc.	66,954	2,046
Koei Tecmo Holdings Co. Ltd.	52,687	2,028
Iida Group Holdings Co. Ltd.	131,038	2,028
Sundrug Co. Ltd.	59,393	2,021
JGC Holdings Corp.	197,314	1,996
Sumitomo Heavy Industries Ltd.	102,403	1,995
Mebuki Financial Group Inc.	892,570	1,986
Sushiro Global Holdings Ltd.	93,068	1,974
Nankai Electric Railway Co. Ltd.	99,990	1,968
Shinsei Bank Ltd.	174,164	1,968
Tokyo Tatemono Co. Ltd.	183,139	1,957
Amada Co. Ltd.	290,069	1,949
Nikon Corp.	278,104	1,944
Persol Holdings Co. Ltd.	153,211	1,937
SCSK Corp.	37,805	1,924
Sumitomo Dainippon Pharma Co. Ltd.	153,662	1,919
Denka Co. Ltd.	79,771	1,918
Yamazaki Baking Co. Ltd.	114,141	1,915
Coca-Cola Bottlers Japan Holdings Inc.	128,199	1,913
Nippon Yusen KK	145,959	1,899
Goldwin Inc.	31,432	1,879
Kinden Corp.	118,821	1,842
Kawasaki Heavy Industries Ltd.	133,055	1,814
Nihon Unisys Ltd.	59,699	1,807
Horiba Ltd.	34,720	1,791
Tokyo Ohka Kogyo Co. Ltd.	33,816	1,789
Fancl Corp.	61,668	1,779
DIC Corp.	73,619	1,772
SHO-BOND Holdings Co. Ltd.	41,086	1,772
Nifco Inc.	78,110	1,755
Kewpie Corp.	98,574	1,755
Asics Corp.	157,105	1,753
Seibu Holdings Inc.	195,304	1,746
Nishi-Nippon Railroad Co. Ltd.	68,847	1,728
Seino Holdings Co. Ltd.	140,210	1,726
Nomura Real Estate Holdings Inc.	104,320	1,725
Aozora Bank Ltd.	107,121	1,714
Mitsubishi UFJ Lease & Finance Co. Ltd.	401,819	1,706
Kamigumi Co. Ltd.	93,185	1,701
SCREEN Holdings Co. Ltd.	33,817	1,700
Sotetsu Holdings Inc.	71,038	1,694

Daicel Corp.	250,879	1,678
Benesse Holdings Inc.	64,118	1,672
Morinaga Milk Industry Co. Ltd.	35,813	1,672
Mitsui OSK Lines Ltd.	101,365	1,668
Japan Airlines Co. Ltd.	102,640	1,661
Relo Group Inc.	95,216	1,655
TechnoPro Holdings Inc.	32,141	1,642
FP Corp.	20,293	1,642
Sawai Pharmaceutical Co. Ltd.	34,448	1,636
Mitsubishi Logistics Corp.	60,500	1,634
Zenkoku Hosho Co. Ltd.	45,765	1,600
Ain Holdings Inc.	24,807	1,579
Zensho Holdings Co. Ltd.	86,670	1,569
GMO internet Inc.	54,112	1,568
Tokai Carbon Co. Ltd.	179,386	1,565
Sankyu Inc.	44,968	1,550
Hachijuni Bank Ltd.	414,306	1,539
Nippon Gas Co. Ltd.	32,717	1,536
Sanwa Holdings Corp.	177,474	1,521
Ship Healthcare Holdings Inc.	35,305	1,520
PALTAC Corp.	28,052	1,519
Aica Kogyo Co. Ltd.	47,255	1,518
Yaoko Co. Ltd.	19,101	1,518
Nippon Kayaku Co. Ltd.	154,618	1,517
Ube Industries Ltd.	92,100	1,504
Toyo Seikan Group Holdings Ltd.	134,831	1,477
Isetan Mitsukoshi Holdings Ltd.	319,813	1,459
Tsumura & Co.	58,465	1,457
Mani Inc.	56,915	1,454
Tokuyama Corp.	61,982	1,452
Open House Co. Ltd.	51,124	1,443
Rengo Co. Ltd.	191,326	1,439
Seven Bank Ltd.	585,072	1,435
BayCurrent Consulting Inc.	11,847	1,435
Japan Airport Terminal Co. Ltd.	41,783	1,435
Kyushu Financial Group Inc.	348,791	1,425
Iyo Bank Ltd.	240,825	1,425
IHI Corp.	113,765	1,418
Nippon Shokubai Co. Ltd.	28,452	1,414
Hino Motors Ltd.	244,956	1,412
^ Sharp Corp.	143,015	1,412
Sumitomo Rubber Industries Ltd.	167,145	1,391
Mabuchi Motor Co. Ltd.	46,261	1,389
Takara Holdings Inc.	160,979	1,387
JTEKT Corp.	206,810	1,376
Shimamura Co. Ltd.	19,651	1,366
Toda Corp.	212,720	1,365
Kaken Pharmaceutical Co. Ltd.	29,939	1,361
Izumi Co. Ltd.	35,115	1,354
Sumitomo Forestry Co. Ltd.	121,086	1,354
Furukawa Electric Co. Ltd.	56,473	1,351
Penta-Ocean Construction Co. Ltd.	256,475	1,348
Bic Camera Inc.	133,293	1,343
Park24 Co. Ltd.	100,812	1,343
Credit Saison Co. Ltd.	142,825	1,337
Maruichi Steel Tube Ltd.	55,827	1,322
Ulvac Inc.	44,275	1,313

J Front Retailing Co. Ltd.	226,738	1,311
NEC Networks & System Integration Corp.	61,685	1,310
Kusuri no Aoki Holdings Co. Ltd.	14,026	1,306
Toyoda Gosei Co. Ltd.	66,259	1,299
Aeon Mall Co. Ltd.	108,501	1,293
Fuji Corp.	72,436	1,280
Chugoku Bank Ltd.	147,701	1,272
Morinaga & Co. Ltd.	34,810	1,262
Zeon Corp.	131,214	1,262
Toyo Tire Corp.	93,030	1,238
Fujitsu General Ltd.	50,440	1,236
Yamaguchi Financial Group Inc.	208,904	1,234
JCR Pharmaceuticals Co. Ltd.	12,533	1,233
ABC-Mart Inc.	23,366	1,231
cocokara fine Inc.	22,515	1,225
Yokohama Rubber Co. Ltd.	95,612	1,223
Kaneka Corp.	51,230	1,211
Benefit One Inc.	55,180	1,210
Nippon Electric Glass Co. Ltd.	73,964	1,210
Dowa Holdings Co. Ltd.	41,129	1,207
Hiroshima Bank Ltd.	262,426	1,206
Kobe Bussan Co. Ltd.	19,400	1,204
Acom Co. Ltd.	340,026	1,201
ADEKA Corp.	90,138	1,197
Iwatani Corp.	33,811	1,194
Gunma Bank Ltd.	378,372	1,193
GLP J-Reit	714	1,191
Ushio Inc.	100,937	1,187
Daiwabo Holdings Co. Ltd.	16,216	1,179
As One Corp.	11,042	1,178
TS Tech Co. Ltd.	46,361	1,176
Infomart Corp.	188,632	1,171
Nippo Corp.	43,863	1,163
Asahi Holdings Inc.	33,358	1,162
Amano Corp.	61,280	1,162
Nitto Boseki Co. Ltd.	24,769	1,158
Mirait Holdings Corp.	83,938	1,156
NSD Co. Ltd.	63,552	1,156
Fujitec Co. Ltd.	67,240	1,152
SMS Co. Ltd.	45,968	1,141
Mitsubishi Motors Corp.	576,591	1,136
Hitachi Transport System Ltd.	38,399	1,131
NOK Corp.	103,629	1,129
Pola Orbis Holdings Inc.	67,752	1,126
Takara Bio Inc.	41,786	1,116
Toyobo Co. Ltd.	79,792	1,109
Tokyo Seimitsu Co. Ltd.	34,621	1,106
Konica Minolta Inc.	414,941	1,099
Nipro Corp.	102,448	1,097
Nippon Paper Industries Co. Ltd.	86,609	1,091
GS Yuasa Corp.	69,938	1,088
Nagase & Co. Ltd.	94,085	1,085
Nichias Corp.	49,539	1,071
Sumitomo Osaka Cement Co. Ltd.	31,826	1,071
Fuji Oil Holdings Inc.	39,790	1,066
Inaba Denki Sangyo Co. Ltd.	46,460	1,063
Toagosei Co. Ltd.	110,614	1,055

DeNA Co. Ltd.	93,135	1,051
Menicon Co. Ltd.	21,592	1,051
Katitas Co. Ltd.	45,900	1,050
Mitsui Mining & Smelting Co. Ltd.	49,345	1,048
Sankyo Co. Ltd.	41,278	1,033
H.U. Group Holdings Inc.	45,642	1,027
OKUMA Corp.	26,340	1,018
^ Yoshinoya Holdings Co. Ltd.	59,102	1,011
Shochiku Co. Ltd.	8,956	1,010
Lintec Corp.	43,267	1,009
Nippon Suisan Kaisha Ltd.	239,875	1,006
Jeol Ltd.	35,924	1,005
Fukuyama Transporting Co. Ltd.	28,945	1,004
Glory Ltd.	45,943	1,001
Meitec Corp.	21,481	1,000
Kyudenko Corp.	35,218	998
Daiichikosho Co. Ltd.	37,007	997
Ariake Japan Co. Ltd.	16,017	995
Shimachu Co. Ltd.	36,488	993
Hokuriku Electric Power Co.	154,042	986
Jafco Co. Ltd.	27,755	981
Sapporo Holdings Ltd.	56,608	975
Fuyo General Lease Co. Ltd.	17,211	974
OSG Corp.	71,397	973
CKD Corp.	50,245	970
DMG Mori Co. Ltd.	90,124	968
TOKAI Holdings Corp.	103,775	968
DCM Holdings Co. Ltd.	76,862	965
Digital Garage Inc.	28,748	962
Hazama Ando Corp.	179,359	959
Elecom Co. Ltd.	19,111	954
Japan Elevator Service Holdings Co. Ltd.	28,600	950
Systena Corp.	62,780	942
Hokuhoku Financial Group Inc.	111,605	939
Shikoku Electric Power Co. Inc.	138,825	934
Duskin Co. Ltd.	37,295	928
Shiga Bank Ltd.	42,464	927
Keihin Corp.	38,499	921
Showa Corp.	43,372	917
Takuma Co. Ltd.	66,152	915
Kohnan Shoji Co. Ltd.	24,377	910
Hitachi Capital Corp.	37,002	890
Shinko Electric Industries Co. Ltd.	58,993	888
Daido Steel Co. Ltd.	31,445	887
JINS Holdings Inc.	13,030	884
Takashimaya Co. Ltd.	132,757	884
Nippon Light Metal Holdings Co. Ltd.	535,646	883
* Kobe Steel Ltd.	272,006	881
^ Daio Paper Corp.	64,466	875
Pilot Corp.	31,484	875
Internet Initiative Japan Inc.	24,373	865
Nishi-Nippon Financial Holdings Inc.	138,542	865
Sakata Seed Corp.	28,250	865
IR Japan Holdings Ltd.	7,800	861
Cosmo Energy Holdings Co. Ltd.	58,901	853
77 Bank Ltd.	63,470	853
Mochida Pharmaceutical Co. Ltd.	22,980	849

Wacoal Holdings Corp.	50,167	847
Fuji Soft Inc.	18,703	844
Megmilk Snow Brand Co. Ltd.	37,106	841
Kumiai Chemical Industry Co. Ltd.	86,637	840
Nishimatsu Construction Co. Ltd.	44,941	834
Toshiba TEC Corp.	21,587	830
Kenedix Inc.	181,608	826
Trusco Nakayama Corp.	34,818	820
Earth Corp.	11,939	820
NHK Spring Co. Ltd.	145,641	820
Mizuho Leasing Co. Ltd.	36,966	818
Kokuyo Co. Ltd.	77,507	816
Nikkon Holdings Co. Ltd.	44,553	812
Maeda Corp.	118,877	812
Toho Holdings Co. Ltd.	47,160	808
Toei Co. Ltd.	6,068	806
Tadano Ltd.	100,566	806
Life Corp.	17,310	806
Komeri Co. Ltd.	25,370	799
Kiyo Bank Ltd.	56,500	795
Japan Steel Works Ltd.	55,481	791
Paramount Bed Holdings Co. Ltd.	18,511	789
Joyful Honda Co. Ltd.	54,214	783
AEON Financial Service Co. Ltd.	103,531	782
Nihon Parkerizing Co. Ltd.	80,551	782
Matsui Securities Co. Ltd.	95,323	780
Japan Material Co. Ltd.	50,836	774
Kanematsu Corp.	70,814	771
Nisshinbo Holdings Inc.	128,711	770
OBIC Business Consultants Co. Ltd.	13,032	767
Heiwa Corp.	45,756	767
Kandenko Co. Ltd.	97,114	761
Sanrio Co. Ltd.	52,076	759
Milbon Co. Ltd.	16,614	758
NS Solutions Corp.	28,448	749
Okumura Corp.	31,585	749
Takasago Thermal Engineering Co. Ltd.	56,098	745
Nojima Corp.	29,650	743
Daiseki Co. Ltd.	34,520	743
Heiwa Real Estate Co. Ltd.	30,435	743
Valor Holdings Co. Ltd.	34,125	741
Wacom Co. Ltd.	136,431	741
Japan Lifeline Co. Ltd.	59,308	735
Kadokawa Corp.	35,844	733
Kumagai Gumi Co. Ltd.	31,937	732
Canon Marketing Japan Inc.	38,389	724
Prima Meat Packers Ltd.	26,965	720
Taiyo Holdings Co. Ltd.	15,220	719
Digital Arts Inc.	8,656	718
Taikisha Ltd.	25,467	716
Create SD Holdings Co. Ltd.	19,899	714
Sangetsu Corp.	51,805	709
Showa Sangyo Co. Ltd.	21,886	708
Nissin Kogyo Co. Ltd.	34,223	708
Itoham Yonekyu Holdings Inc.	117,236	707
Anicom Holdings Inc.	17,734	704
* Kawasaki Kisen Kaisha Ltd.	76,714	701

TKC Corp.	12,732	701
Arcs Co. Ltd.	30,041	697
Sumitomo Bakelite Co. Ltd.	28,450	690
DTS Corp.	35,912	687
Tsubakimoto Chain Co.	29,144	684
EDION Corp.	70,957	684
Daishi Hokuetsu Financial Group Inc.	37,148	683
Senko Group Holdings Co. Ltd.	91,210	682
Kureha Corp.	16,426	678
Fuji Seal International Inc.	37,603	668
NTN Corp.	381,617	667
Fuso Chemical Co. Ltd.	17,312	667
Fujikura Ltd.	245,522	665
en-japan Inc.	27,600	665
Nippon Flour Mills Co. Ltd.	42,163	665
Oki Electric Industry Co. Ltd.	74,010	657
Daihen Corp.	17,807	656
Awa Bank Ltd.	30,323	650
Ichibanya Co. Ltd.	14,724	649
Toyota Boshoku Corp.	55,126	645
Macnica Fuji Electronics Holdings Inc.	42,759	645
Resorttrust Inc.	57,494	642
Ogaki Kyoritsu Bank Ltd.	32,619	641
Eizo Corp.	17,210	639
Autobacs Seven Co. Ltd.	54,414	634
Citizen Watch Co. Ltd.	231,881	632
Nippon Soda Co. Ltd.	24,572	631
Cybozu Inc.	21,288	631
Hokkaido Electric Power Co. Inc.	162,770	629
Tomy Co. Ltd.	83,586	627
Nippon Densetsu Kogyo Co. Ltd.	31,038	627
Maruwa Co. Ltd.	7,262	626
Topcon Corp.	95,214	623
San-A Co. Ltd.	16,516	623
Nisshin Oillio Group Ltd.	20,490	621
Maruha Nichiro Corp.	32,032	616
Okinawa Electric Power Co. Inc.	39,344	613
Kato Sangyo Co. Ltd.	19,499	613
Fujimi Inc.	17,510	612
San-In Godo Bank Ltd.	130,798	612
United Super Markets Holdings Inc.	50,735	611
Kyoritsu Maintenance Co. Ltd.	21,988	609
Kansai Mirai Financial Group Inc.	160,832	609
Maruwa Unyu Kikan Co. Ltd.	17,994	609
Kameda Seika Co. Ltd.	12,138	606
GungHo Online Entertainment Inc.	32,965	606
Morita Holdings Corp.	34,916	605
Central Glass Co. Ltd.	33,316	603
Prestige International Inc.	76,106	594
Hogy Medical Co. Ltd.	19,596	591
Belc Co. Ltd.	8,158	588
eGuarantee Inc.	25,900	585
Totetsu Kogyo Co. Ltd.	24,370	581
Yamato Kogyo Co. Ltd.	28,354	578
Shoei Co. Ltd.	21,700	578
* Optim Corp.	17,782	577
Raito Kogyo Co. Ltd.	41,488	576

JCU Corp.	19,298	576
Toyo Ink SC Holdings Co. Ltd.	31,922	576
Transcosmos Inc.	23,677	573
Funai Soken Holdings Inc.	27,156	573
MOS Food Services Inc.	22,186	570
Kissei Pharmaceutical Co. Ltd.	27,252	570
ZERIA Pharmaceutical Co. Ltd.	32,105	568
Noevir Holdings Co. Ltd.	13,727	568
Infocom Corp.	17,815	568
Hanwa Co. Ltd.	31,729	564
Strike Co. Ltd.	12,830	563
Nagaileben Co. Ltd.	22,383	561
Suruga Bank Ltd.	166,283	560
ASKUL Corp.	18,405	558
Tri Chemical Laboratories Inc.	5,600	556
Tokai Rika Co. Ltd.	44,270	554
Kanamoto Co. Ltd.	27,275	551
Zojirushi Corp.	40,698	549
Fuji Kyuko Co. Ltd.	20,493	547
KH Neochem Co. Ltd.	29,937	547
^ Colowide Co. Ltd.	48,737	547
Gunze Ltd.	15,022	546
Information Services International-Dentsu Ltd.	10,346	543
Hokkoku Bank Ltd.	20,784	543
KYORIN Holdings Inc.	29,787	541
* Aiful Corp.	263,642	540
Kintetsu World Express Inc.	31,535	539
Maeda Road Construction Co. Ltd.	29,529	537
Meidensha Corp.	35,715	533
Iriso Electronics Co. Ltd.	17,607	532
Tokyotokeiba Co. Ltd.	13,530	530
Axial Retailing Inc.	12,534	530
Yamazen Corp.	58,692	529
Max Co. Ltd.	35,118	529
Arata Corp.	11,149	529
* Change Inc.	6,200	527
* Descente Ltd.	32,488	527
Tocalo Co. Ltd.	46,656	523
Makino Milling Machine Co. Ltd.	18,413	522
Hitachi Zosen Corp.	147,834	522
Comture Corp.	19,700	521
Hyakugo Bank Ltd.	175,738	519
Takara Standard Co. Ltd.	38,381	518
Nichiha Corp.	25,468	517
Ryoyo Electro Corp.	18,406	513
Japan Aviation Electronics Industry Ltd.	40,491	513
Atom Corp.	72,651	510
NichiiGakkan Co. Ltd.	34,820	509
Orient Corp.	526,345	507
Taiko Pharmaceutical Co. Ltd.	23,131	507
Bank of Okinawa Ltd.	18,380	507
Sumitomo Mitsui Construction Co. Ltd.	130,432	507
Kotobuki Spirits Co. Ltd.	16,913	506
Takeuchi Manufacturing Co. Ltd.	30,341	506
Nanto Bank Ltd.	27,921	504
Eiken Chemical Co. Ltd.	28,256	503
Juroku Bank Ltd.	29,337	502

Outsourcing Inc.	90,730	502
Nippon Signal Company Ltd.	52,521	500
Japan Wool Textile Co. Ltd.	58,100	500
MCJ Co. Ltd.	57,608	498
Mitsubishi Logisnext Co. Ltd.	57,561	496
Sumitomo Warehouse Co. Ltd.	43,836	495
North Pacific Bank Ltd.	256,693	491
Okamura Corp.	75,523	491
Chudenko Corp.	23,582	491
Okamoto Industries Inc.	12,831	486
Aeon Delight Co. Ltd.	16,014	484
Tokyo Dome Corp.	80,567	482
Yokogawa Bridge Holdings Corp.	27,259	479
Shibuya Corp.	18,504	479
FCC Co. Ltd.	30,838	477
Bell System24 Holdings Inc.	29,248	476
Tokyo Broadcasting System Holdings Inc.	31,537	476
Keiyo Bank Ltd.	104,953	475
BML Inc.	18,903	471
Maeda Kosen Co. Ltd.	19,400	466
Kitz Corp.	73,588	465
Ohsho Food Service Corp.	9,750	465
Tokyo Steel Manufacturing Co. Ltd.	81,749	462
Raiznext Corp.	40,723	460
Uchida Yoko Co. Ltd.	7,559	458
Giken Ltd.	12,537	457
Sekisui Jushi Corp.	24,171	455
Nachi-Fujikoshi Corp.	16,313	454
KOMEDA Holdings Co. Ltd.	28,858	453
Sato Holdings Corp.	21,793	453
Seiren Co. Ltd.	39,182	452
H2O Retailing Corp.	78,000	449
Fujimori Kogyo Co. Ltd.	13,930	449
Japan Petroleum Exploration Co. Ltd.	27,537	447
Nomura Co. Ltd.	69,940	447
Nikkiso Co. Ltd.	53,320	445
Starts Corp. Inc.	24,360	445
Saibu Gas Co. Ltd.	20,892	444
Chugoku Marine Paints Ltd.	46,736	442
Nichi-iko Pharmaceutical Co. Ltd.	38,705	439
JM Holdings Co. Ltd.	12,600	439
Mandom Corp.	30,027	435
Rorze Corp.	8,456	435
Hosiden Corp.	50,734	434
Nishimatsuya Chain Co. Ltd.	42,980	433
Shinmaywa Industries Ltd.	49,529	433
Heiwado Co. Ltd.	22,962	433
Nippon Seiki Co. Ltd.	38,491	432
Hirata Corp.	7,815	430
Ai Holdings Corp.	32,236	429
Inabata & Co. Ltd.	38,798	428
Kanematsu Electronics Ltd.	11,145	428
UACJ Corp.	25,269	427
Ichigo Inc.	181,243	425
Tokai Tokyo Financial Holdings Inc.	196,734	425
Towa Pharmaceutical Co. Ltd.	23,580	424
Sanki Engineering Co. Ltd.	38,598	424

METAWATER Co. Ltd.	9,748	424
Token Corp.	6,666	424
Yodogawa Steel Works Ltd.	25,570	422
Nissan Shatai Co. Ltd.	55,910	416
Shizuoka Gas Co. Ltd.	51,338	413
^ Aruhi Corp.	32,121	413
ValueCommerce Co. Ltd.	13,900	412
Teikoku Sen-I Co. Ltd.	18,503	412
Mitsubishi Pencil Co. Ltd.	38,092	411
SKY Perfect JSAT Holdings Inc.	111,330	410
Dexerials Corp.	44,780	408
S Foods Inc.	17,036	408
Sanyo Chemical Industries Ltd.	9,552	407
Ryosan Co. Ltd.	21,378	406
Hamakyorex Co. Ltd.	13,629	406
* M&A Capital Partners Co. Ltd.	11,144	406
Argo Graphics Inc.	13,300	406
Hokuetsu Corp.	121,156	406
^ Create Restaurants Holdings Inc.	83,576	406
Arcland Sakamoto Co. Ltd.	21,880	406
TOMONY Holdings Inc.	132,808	405
Keihanshin Building Co. Ltd.	33,031	404
Trancom Co. Ltd.	5,572	404
Mitsuuroko Group Holdings Co. Ltd.	40,200	404
* euglena Co. Ltd.	61,508	403
^ Ringer Hut Co. Ltd.	20,098	401
Shoei Foods Corp.	11,541	400
Relia Inc.	37,706	399
Idec Corp.	24,679	398
Maruzen Showa Unyu Co. Ltd.	13,238	395
Nippon Steel Trading Corp.	13,235	395
Solasto Corp.	40,700	394
Yuasa Trading Co. Ltd.	14,726	394
San-Ai Oil Co. Ltd.	48,442	392
Nitto Kogyo Corp.	24,077	392
Toridoll Holdings Corp.	37,300	390
Fujicco Co. Ltd.	20,301	389
* RENOVA Inc.	38,500	388
ARTERIA Networks Corp.	21,200	387
T Hasegawa Co. Ltd.	19,299	385
COLOPL Inc.	44,182	385
Sanken Electric Co. Ltd.	19,996	385
Daibiru Corp.	41,887	385
Tsugami Corp.	41,762	385
Kisoji Co. Ltd.	19,100	383
Yokowo Co. Ltd.	16,940	383
Inageya Co. Ltd.	22,165	382
Nissin Electric Co. Ltd.	40,790	382
Restar Holdings Corp.	21,427	381
Broadleaf Co. Ltd.	71,326	380
Okasan Securities Group Inc.	133,056	379
Osaka Soda Co. Ltd.	17,519	378
Shibaura Machine Co. Ltd.	20,093	376
Nissha Co. Ltd.	36,128	375
Fuji Media Holdings Inc.	42,384	373
Torii Pharmaceutical Co. Ltd.	11,642	372
Kura Sushi Inc.	8,855	366

	eRex Co. Ltd.	27,361	366
	Nohmi Bosai Ltd.	18,900	364
	Zuken Inc.	12,535	364
	Hyakujushi Bank Ltd.	22,678	364
	Riken Keiki Co. Ltd.	15,620	364
	Jaccs Co. Ltd.	23,684	362
	Noritz Corp.	29,741	362
	Chubu Shiryo Co. Ltd.	23,379	361
	Senshu Ikeda Holdings Inc.	244,764	360
	Nitta Corp.	16,911	358
	Sakata INX Corp.	38,706	358
	Noritake Co. Ltd.	11,840	356
	Toho Bank Ltd.	169,750	356
	Chofu Seisakusho Co. Ltd.	17,311	355
	Monex Group Inc.	163,418	355
	Gree Inc.	85,839	354
	Maxvalu Tokai Co. Ltd.	15,600	353
	Sanyo Denki Co. Ltd.	7,859	352
	Japan Securities Finance Co. Ltd.	79,081	350
	Bank of Iwate Ltd.	15,124	350
	Nippon Road Co. Ltd.	4,974	349
	Musashino Bank Ltd.	25,751	348
	Saizeriya Co. Ltd.	22,281	347
	Topre Corp.	36,012	347
	Yellow Hat Ltd.	26,366	346
	Ehime Bank Ltd.	32,341	346
	Seikagaku Corp.	36,422	345
	Round One Corp.	57,901	345
	Hiday Hidaka Corp.	24,749	344
	S-Pool Inc.	55,260	344
	Obara Group Inc.	10,645	342
	Nichicon Corp.	54,114	342
	T-Gaia Corp.	19,004	342
	Nippon Ceramic Co. Ltd.	17,710	340
	Wakita & Co. Ltd.	39,899	340
	Daiho Corp.	14,924	340
	Bunka Shutter Co. Ltd.	51,648	340
	Adastria Co. Ltd.	24,672	338
	Cawachi Ltd.	11,246	338
	Hokuto Corp.	17,105	338
	Aomori Bank Ltd.	17,210	337
^	Miroku Jyoho Service Co. Ltd.	16,712	336
	Sakai Moving Service Co. Ltd.	7,859	336
	Dip Corp.	17,806	335
	Keiyo Co. Ltd.	38,414	335
^	DyDo Group Holdings Inc.	7,959	335
	Okuwa Co. Ltd.	23,977	334
	Bank of Nagoya Ltd.	16,018	334
^	HIS Co. Ltd.	28,348	334
	Seiko Holdings Corp.	24,393	334
	Kanto Denka Kogyo Co. Ltd.	42,587	333
	Tsukishima Kikai Co. Ltd.	30,937	333
	Yamagata Bank Ltd.	27,958	332
	Toppan Forms Co. Ltd.	35,016	331
*,^	Chiyoda Corp.	138,108	331
	Plenus Co. Ltd.	21,590	330
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,062	329

	Doshisha Co. Ltd.	20,797	329
	Itochu Enex Co. Ltd.	41,788	328
	Fukushima Galilei Co. Ltd.	10,148	328
	Star Micronics Co. Ltd.	29,243	328
	SBS Holdings Inc.	15,400	328
	LEC Inc.	22,484	327
	Bank of the Ryukyus Ltd.	39,342	326
	Konishi Co. Ltd.	23,680	326
	Marudai Food Co. Ltd.	19,196	326
	Nippon Koei Co. Ltd.	12,635	324
^	Royal Holdings Co. Ltd.	22,879	323
	Belluna Co. Ltd.	45,177	323
	Oiles Corp.	25,171	322
	KFC Holdings Japan Ltd.	12,734	322
	Tokushu Tokai Paper Co. Ltd.	7,860	322
	Tokai Corp.	16,018	322
	Aida Engineering Ltd.	51,234	321
	Joshin Denki Co. Ltd.	16,614	321
	Pressance Corp.	29,163	320
*,^	Leopalace21 Corp.	217,176	320
	Tonami Holdings Co. Ltd.	5,969	319
	Geo Holdings Corp.	23,364	319
	Doutor Nichires Holdings Co. Ltd.	23,871	318
	Exedy Corp.	25,663	317
	Mitsubishi Shokuhin Co. Ltd.	12,735	316
	Japan Pulp & Paper Co. Ltd.	9,249	316
	Yokohama Reito Co. Ltd.	39,527	315
	Oita Bank Ltd.	14,029	314
	United Arrows Ltd.	23,678	313
	Computer Engineering & Consulting Ltd.	21,728	312
	Kaga Electronics Co. Ltd.	16,418	311
	Yondoshi Holdings Inc.	18,618	311
	Meisei Industrial Co. Ltd.	40,984	310
	Tsurumi Manufacturing Co. Ltd.	18,204	310
	Kurabo Industries Ltd.	16,604	309
	Fukui Bank Ltd.	21,296	309
	Maxell Holdings Ltd.	35,902	308
	Fuji Co. Ltd.	18,016	308
	Pacific Industrial Co. Ltd.	41,992	308
	Shikoku Chemicals Corp.	29,844	308
	J-Oil Mills Inc.	8,158	308
	Ricoh Leasing Co. Ltd.	12,137	307
	TechMatrix Corp.	17,800	307
	Megachips Corp.	15,917	307
	Optex Group Co. Ltd.	29,568	305
	Dai-Dan Co. Ltd.	12,369	305
	TPR Co. Ltd.	24,872	302
	Piolax Inc.	21,888	302
	Media Do Co. Ltd.	5,330	302
	Riken Vitamin Co. Ltd.	14,428	302
	Hosokawa Micron Corp.	5,771	301
	Sanyo Electric Railway Co. Ltd.	15,123	301
	Tokyu Construction Co. Ltd.	64,480	300
	Mitsuboshi Belting Ltd.	18,101	300
	Shima Seiki Manufacturing Ltd.	25,268	298
	Daito Pharmaceutical Co. Ltd.	10,050	298
	Organo Corp.	5,893	298

Musashi Seimitsu Industry Co. Ltd.	40,004	297
Vital KSK Holdings Inc.	30,842	297
Miyazaki Bank Ltd.	13,771	293
SAMTY Co. Ltd.	26,900	292
^ Monogatari Corp.	4,271	292
Daiichi Jitsugyo Co. Ltd.	8,757	292
Sodick Co. Ltd.	37,414	292
* KYB Corp.	17,627	290
Fujibo Holdings Inc.	9,949	290
Taihei Dengyo Kaisha Ltd.	14,230	289
Furukawa Co. Ltd.	29,647	287
Sintokogio Ltd.	43,278	286
Yamashin-Filter Corp.	32,899	284
Sanshin Electronics Co. Ltd.	17,083	284
Mitsui High-Tec Inc.	20,588	282
ESPEC Corp.	16,612	282
Mimasu Semiconductor Industry Co. Ltd.	13,034	281
Nishio Rent All Co. Ltd.	14,733	281
Mizuno Corp.	16,715	279
Tamura Corp.	69,447	278
Key Coffee Inc.	14,522	277
^ Daikokutenbussan Co. Ltd.	4,877	277
Nextage Co. Ltd.	30,900	277
Micronics Japan Co. Ltd.	28,947	276
Nippon Kanzai Co. Ltd.	15,025	276
Takamatsu Construction Group Co. Ltd.	13,429	273
Genky DrugStores Co. Ltd.	7,800	273
Noritsu Koki Co. Ltd.	19,005	273
Ines Corp.	20,288	272
Hibiya Engineering Ltd.	15,995	269
^ Hioki EE Corp.	8,259	269
Nippon Carbon Co. Ltd.	8,951	268
Future Corp.	16,016	268
* Raksul Inc.	9,600	267
TOC Co. Ltd.	44,392	265
Mitsui-Soko Holdings Co. Ltd.	19,400	265
Komori Corp.	39,987	265
^ Taki Chemical Co. Ltd.	4,300	263
Tachibana Eletech Co. Ltd.	17,100	262
Sumitomo Densetsu Co. Ltd.	12,835	262
Towa Corp.	22,438	262
CTS Co. Ltd.	36,491	262
Okabe Co. Ltd.	38,911	261
Mitsui Sugar Co. Ltd.	14,329	260
* Kappa Create Co. Ltd.	21,493	260
EPS Holdings Inc.	30,149	259
Sumitomo Seika Chemicals Co. Ltd.	8,159	259
Shin-Etsu Polymer Co. Ltd.	31,932	259
Intage Holdings Inc.	31,650	258
Nippon Television Holdings Inc.	23,762	257
EM Systems Co. Ltd.	31,500	256
Starzen Co. Ltd.	7,166	256
V Technology Co. Ltd.	7,958	255
Takasago International Corp.	13,333	255
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	255
TV Asahi Holdings Corp.	18,600	254
Pack Corp.	10,146	254

	Feed One Co. Ltd.	132,342	254
	Sinko Industries Ltd.	19,209	254
*	Nippon Sheet Glass Co. Ltd.	77,582	254
	Elan Corp.	15,000	253
	Takara Leben Co. Ltd.	80,012	253
	Denyo Co. Ltd.	13,729	252
	Konoike Transport Co. Ltd.	26,159	252
	Riso Kagaku Corp.	21,483	251
	Advan Co. Ltd.	20,987	250
	Futaba Corp.	31,735	250
	San ju San Financial Group Inc.	21,073	250
	YAMABIKO Corp.	30,247	247
	Zenrin Co. Ltd.	25,095	246
	Aichi Steel Corp.	10,247	246
	Shin Nippon Air Technologies Co. Ltd.	12,000	246
	Sakai Chemical Industry Co. Ltd.	13,428	245
	Oyo Corp.	19,102	245
	Financial Products Group Co. Ltd.	54,318	244
	Tsubaki Nakashima Co. Ltd.	36,602	244
	YAKUODO Holdings Co. Ltd.	9,552	244
	Siix Corp.	30,836	242
	Nichiden Corp.	11,540	242
	Onward Holdings Co. Ltd.	97,959	241
^	Kitanotatsujin Corp.	54,100	240
*	Mitsui E&S Holdings Co. Ltd.	62,357	240
*	Nippon Chemi-Con Corp.	15,096	240
	Valqua Ltd.	13,931	239
	Modec Inc.	17,909	239
	Tokyo Kiraboshi Financial Group Inc.	23,265	239
	Icom Inc.	9,055	238
	VT Holdings Co. Ltd.	80,194	237
	Avex Inc.	29,555	237
	Unipres Corp.	31,420	235
	Sinfonia Technology Co. Ltd.	24,678	235
	Riso Kyoiku Co. Ltd.	82,000	235
	RS Technologies Co. Ltd.	6,200	235
	Canon Electronics Inc.	16,916	235
	Ryobi Ltd.	24,477	234
	Toenec Corp.	6,568	233
	Tamron Co. Ltd.	14,627	232
	Toyo Construction Co. Ltd.	66,670	232
	Shinko Shoji Co. Ltd.	28,830	231
	Mitsubishi Research Institute Inc.	5,771	231
	Itochu-Shokuhin Co. Ltd.	5,076	231
	Kyoei Steel Ltd.	19,402	231
	Hodogaya Chemical Co. Ltd.	5,373	231
	Fujio Food Group Inc.	20,800	230
	Toa Corp.	15,618	228
	Gakken Holdings Co. Ltd.	17,812	228
*,^	Japan Display Inc.	508,239	228
	IDOM Inc.	49,353	227
	DKK Co. Ltd.	10,546	227
	Daiken Corp.	14,035	226
	Halows Co. Ltd.	6,661	226
	SWCC Showa Holdings Co. Ltd.	19,399	226
	Alconix Corp.	19,620	225
^	I'll Inc.	16,700	225

Koa Corp.	26,069	224
SB Technology Corp.	7,300	224
Alpha Systems Inc.	5,967	224
Shikoku Bank Ltd.	33,436	223
Anest Iwata Corp.	29,550	223
Sinanen Holdings Co. Ltd.	8,160	221
LIFULL Co. Ltd.	57,339	220
Kyosan Electric Manufacturing Co. Ltd.	44,483	219
Poletowin Pitcrew Holdings Inc.	25,600	219
^ Industrial & Infrastructure Fund Investment Corp.	116	218
Matsuyafoods Holdings Co. Ltd.	7,163	218
Stella Chemifa Corp.	8,459	217
Bando Chemical Industries Ltd.	37,903	217
Nittetsu Mining Co. Ltd.	5,672	217
Kyokuyo Co. Ltd.	8,657	216
Ichikoh Industries Ltd.	50,744	216
CI Takiron Corp.	33,820	215
Daikyonishikawa Corp.	50,945	215
Hoosiers Holdings	43,400	214
Union Tool Co.	8,756	213
Aichi Bank Ltd.	8,459	213
Macromill Inc.	31,887	213
Akita Bank Ltd.	16,024	213
Kansai Super Market Ltd.	18,112	212
Iino Kaiun Kaisha Ltd.	72,895	212
Arcland Service Holdings Co. Ltd.	12,536	212
YA-MAN Ltd.	23,370	211
Rheon Automatic Machinery Co. Ltd.	18,386	211
Fukuda Corp.	4,776	211
Tekken Corp.	11,842	211
Achilles Corp.	12,130	210
Yamanashi Chuo Bank Ltd.	28,156	210
PAL GROUP Holdings Co. Ltd.	20,302	209
Qol Holdings Co. Ltd.	21,327	208
Matsuya Co. Ltd.	36,619	208
Mie Kotsu Group Holdings Inc.	51,136	208
Futaba Industrial Co. Ltd.	53,129	208
Rock Field Co. Ltd.	17,912	207
Katakura Industries Co. Ltd.	19,501	207
TSI Holdings Co. Ltd.	73,484	207
Kanaden Corp.	16,616	207
Kenko Mayonnaise Co. Ltd.	12,438	207
OSJB Holdings Corp.	96,929	207
Press Kogyo Co. Ltd.	79,693	206
ASKA Pharmaceutical Co. Ltd.	19,704	206
Asahi Diamond Industrial Co. Ltd.	48,160	203
Komatsu Matere Co. Ltd.	30,943	203
PC Depot Corp.	33,870	203
Towa Bank Ltd.	33,647	203
Chiyoda Co. Ltd.	21,187	202
Pasona Group Inc.	17,220	202
Aoyama Trading Co. Ltd.	37,582	202
Ishihara Sangyo Kaisha Ltd.	32,039	202
Marusan Securities Co. Ltd.	53,329	202
Alpen Co. Ltd.	14,328	201
ST Corp.	10,349	201
FULLCAST Holdings Co. Ltd.	17,396	201

Toyo Tanso Co. Ltd.	13,235	200
Nagatanien Holdings Co. Ltd.	10,048	200
Chukyo Bank Ltd.	11,145	199
Furuno Electric Co. Ltd.	22,289	197
Japan Transcity Corp.	45,176	196
Sun Frontier Fudousan Co. Ltd.	25,204	195
Pacific Metals Co. Ltd.	13,833	195
Tenma Corp.	13,434	195
Fujiya Co. Ltd.	9,951	194
Tachi-S Co. Ltd.	24,271	193
Yurtec Corp.	33,551	193
Weathernews Inc.	5,274	192
Central Security Patrols Co. Ltd.	6,202	191
Shinwa Co. Ltd.	10,449	191
Fixstars Corp.	18,700	190
Asahi Co. Ltd.	12,343	190
* Curves Holdings Co. Ltd.	38,968	189
Tsukui Corp.	43,784	189
* Medical Data Vision Co. Ltd.	14,126	188
Kanagawa Chuo Kotsu Co. Ltd.	5,370	188
Sankyo Tateyama Inc.	24,977	188
Tosei Corp.	24,273	188
Kintetsu Department Store Co. Ltd.	7,958	188
Daiwa Industries Ltd.	23,977	188
Nissin Sugar Co. Ltd.	11,300	188
Riken Corp.	7,660	188
Goldcrest Co. Ltd.	15,126	187
Optorun Co. Ltd.	8,400	187
MTI Ltd.	24,078	186
CONEXIO Corp.	15,324	186
Enplas Corp.	9,351	186
Tayca Corp.	15,288	185
Daido Metal Co. Ltd.	39,634	184
Nihon Chouzai Co. Ltd.	12,338	184
Koatsu Gas Kogyo Co. Ltd.	25,873	184
JVCKenwood Corp.	145,475	184
Matsuda Sangyo Co. Ltd.	11,843	183
G-7 Holdings Inc.	7,200	182
World Co. Ltd.	15,500	182
Kamei Corp.	20,196	182
Nitto Kohki Co. Ltd.	9,450	182
* Sagami Holdings Corp.	17,211	182
Yonex Co. Ltd.	33,828	181
Kyodo Printing Co. Ltd.	7,165	181
Nippon Thompson Co. Ltd.	62,394	180
^ JDC Corp.	35,500	179
Nissei ASB Machine Co. Ltd.	7,063	179
Foster Electric Co. Ltd.	18,598	178
Warabeya Nichiyo Holdings Co. Ltd.	12,239	177
Toyo Corp.	20,795	177
Yorozu Corp.	18,513	177
^ Sourcenext Corp.	77,200	177
Aichi Corp.	24,182	177
^ Insource Co. Ltd.	8,900	176
K&O Energy Group Inc.	12,436	176
Shinnihon Corp.	23,682	175
Tokyo Electron Device Ltd.	5,672	175

	Nippon Yakin Kogyo Co. Ltd.	12,631	175
	ES-Con Japan Ltd.	26,600	174
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	174
	Dai Nippon Toryo Co. Ltd.	22,386	173
	Osaki Electric Co. Ltd.	36,610	172
	AOKI Holdings Inc.	33,423	172
	Digital Holdings Inc.	14,700	172
*	Toho Zinc Co. Ltd.	12,538	172
	Teikoku Electric Manufacturing Co. Ltd.	15,418	172
*	Atrae Inc.	6,838	171
	GLOBERIDE Inc.	9,500	171
	Topy Industries Ltd.	16,518	170
*	KLab Inc.	28,264	170
	Chiyoda Integre Co. Ltd.	10,546	169
	Tanseisha Co. Ltd.	30,449	169
	St. Marc Holdings Co. Ltd.	12,234	169
	WDB Holdings Co. Ltd.	7,076	168
^	Akatsuki Inc.	4,800	168
	Marvelous Inc.	27,269	168
	FIDEA Holdings Co. Ltd.	178,902	167
	Yahagi Construction Co. Ltd.	22,986	166
	Amuse Inc.	9,354	165
	France Bed Holdings Co. Ltd.	21,498	165
	Arakawa Chemical Industries Ltd.	15,422	164
	Nichiban Co. Ltd.	11,800	164
	Japan Medical Dynamic Marketing Inc.	11,155	164
*,^	W-Scope Corp.	25,883	164
	FAN Communications Inc.	40,603	163
	Toho Titanium Co. Ltd.	30,250	162
*	BrainPad Inc.	4,380	162
	KAWADA TECHNOLOGIES Inc.	4,080	161
	Nippon Parking Development Co. Ltd.	139,410	160
	Kurimoto Ltd.	10,545	160
	Rokko Butter Co. Ltd.	10,944	160
	Hokkaido Gas Co. Ltd.	10,949	160
	Sparx Group Co. Ltd.	88,900	160
^	J Trust Co. Ltd.	71,743	159
	Nippon Prologis REIT Inc.	46	159
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	159
	Ryoden Corp.	11,940	157
*	Unitika Ltd.	52,343	157
	Ministop Co. Ltd.	11,444	157
	Zuiko Corp.	3,482	156
	Riken Technos Corp.	43,193	155
	Eagle Industry Co. Ltd.	25,976	154
	Onoken Co. Ltd.	14,130	154
	Cosel Co. Ltd.	19,897	154
	Nihon Nohyaku Co. Ltd.	33,681	153
*	Vector Inc.	22,094	153
	Sanyo Special Steel Co. Ltd.	21,177	153
*	RPA Holdings Inc.	23,122	151
	Hokkan Holdings Ltd.	9,355	151
	G-Tekt Corp.	18,104	150
	BeNEXT Group Inc.	15,974	150
	Happinet Corp.	14,134	150
	Tochigi Bank Ltd.	101,542	149
	Sumitomo Riko Co. Ltd.	31,833	149

Torishima Pump Manufacturing Co. Ltd.	18,601	149
CMK Corp.	42,981	148
Pronexus Inc.	13,931	148
Fuso Pharmaceutical Industries Ltd.	6,867	148
Moriroku Holdings Co. Ltd.	10,200	147
BRONCO BILLY Co. Ltd.	8,059	147
Godo Steel Ltd.	8,458	147
JSP Corp.	11,248	146
Fudo Tetra Corp.	11,771	146
Nissin Corp.	10,549	146
* Nippon Denko Co. Ltd.	107,376	145
Jimoto Holdings Inc.	164,489	145
Tomoku Co. Ltd.	9,056	145
Shibusawa Warehouse Co. Ltd.	8,556	145
Aiphone Co. Ltd.	11,145	144
Toho Co. Ltd.	8,659	143
Michinoku Bank Ltd.	15,126	141
Fujitsu Frontech Ltd.	9,551	139
Hochiki Corp.	13,600	139
ZIGExN Co. Ltd.	51,600	139
Honeys Holdings Co. Ltd.	14,230	139
Melco Holdings Inc.	5,559	138
Fukui Computer Holdings Inc.	5,969	138
Xebio Holdings Co. Ltd.	21,398	138
Shindengen Electric Manufacturing Co. Ltd.	7,364	138
Neturen Co. Ltd.	30,740	137
ASAHI YUKIZAI Corp.	11,044	137
Fuji Pharma Co. Ltd.	13,730	137
Wowow Inc.	5,849	136
Kenedix Office Investment Corp.	25	136
Toyo Kanetsu KK	7,260	135
Bank of Saga Ltd.	12,244	135
Taisei Lamick Co. Ltd.	5,274	134
SRA Holdings	6,168	133
Chori Co. Ltd.	9,952	133
Koshidaka Holdings Co. Ltd.	42,168	133
Daiwa House REIT Investment Corp.	51	133
Sankyo Seiko Co. Ltd.	33,535	132
Iseki & Co. Ltd.	12,431	131
* Nippon Sharyo Ltd.	5,868	131
Toa Corp.	20,697	131
Tokyo Energy & Systems Inc.	18,910	130
Hisaka Works Ltd.	19,202	130
* OSAKA Titanium Technologies Co. Ltd.	17,314	130
Studio Alice Co. Ltd.	9,656	130
* COOKPAD Inc.	39,391	129
Kamakura Shinsho Ltd.	17,600	128
Tosho Co. Ltd.	12,931	127
JAC Recruitment Co. Ltd.	13,734	127
Shimizu Bank Ltd.	8,863	126
Aisan Industry Co. Ltd.	30,051	125
NS United Kaiun Kaisha Ltd.	9,155	125
Dai-ichi Seiko Co. Ltd.	6,966	124
* Vision Inc.	22,313	124
Kita-Nippon Bank Ltd.	7,964	124
Nihon Tokushu Toryo Co. Ltd.	13,800	124
Chuetsu Pulp & Paper Co. Ltd.	9,059	123

	Kitano Construction Corp.	4,880	123
	Maezawa Kasei Industries Co. Ltd.	13,143	122
	JP-Holdings Inc.	51,145	122
	PIA Corp.	5,171	122
	Itoki Corp.	36,814	121
	GCA Corp.	22,696	121
	Mars Group Holdings Corp.	8,558	121
	Sanoh Industrial Co. Ltd.	20,698	119
	Elematec Corp.	14,728	119
	Yushin Precision Equipment Co. Ltd.	19,504	118
	Sekisui Kasei Co. Ltd.	24,382	118
	Meiko Network Japan Co. Ltd.	17,815	118
	Tv Tokyo Holdings Corp.	5,674	118
	Sumida Corp.	19,355	118
	Yushiro Chemical Industry Co. Ltd.	9,952	117
	WATAMI Co. Ltd.	15,818	116
	Gun-Ei Chemical Industry Co. Ltd.	5,077	116
	Juki Corp.	28,863	115
	Krosaki Harima Corp.	3,781	115
	NEC Capital Solutions Ltd.	6,866	115
	World Holdings Co. Ltd.	8,400	113
	Kourakuen Holdings Corp.	8,557	113
	CAC Holdings Corp.	10,247	113
	Yomiuri Land Co. Ltd.	3,582	113
	Fujikura Kasei Co. Ltd.	22,890	112
	Link And Motivation Inc.	38,000	111
	SMK Corp.	5,074	111
	Maezawa Kyuso Industries Co. Ltd.	6,258	111
	Ichiyoshi Securities Co. Ltd.	30,438	111
	Kato Works Co. Ltd.	10,150	109
	Roland DG Corp.	10,246	108
	Sanei Architecture Planning Co. Ltd.	9,400	106
	Seika Corp.	9,954	106
	Kojima Co. Ltd.	20,493	106
	Nihon Trim Co. Ltd.	3,879	105
	Kyokuto Securities Co. Ltd.	20,100	105
	Osaka Steel Co. Ltd.	11,048	104
	Mitsui Fudosan Logistics Park Inc.	19	104
^	Shin Nippon Biomedical Laboratories Ltd.	17,210	102
	Artnature Inc.	19,006	102
	Gurunavi Inc.	23,384	101
	Proto Corp.	10,100	100
	Toli Corp.	43,495	100
	Tsukuba Bank Ltd.	65,244	99
*,^	Open Door Inc.	10,900	99
	Kitagawa Corp.	7,164	98
	Hakuto Co. Ltd.	11,645	98
	Central Sports Co. Ltd.	5,146	98
	Tsutsumi Jewelry Co. Ltd.	5,567	97
*	Mitsuba Corp.	30,939	97
*	Akebono Brake Industry Co. Ltd.	64,876	95
	Toa Oil Co. Ltd.	5,273	94
	Shimojima Co. Ltd.	8,651	94
	CMIC Holdings Co. Ltd.	8,158	94
^	Tokyo Individualized Educational Institute Inc.	20,004	93
	Takihyo Co. Ltd.	5,276	92
	Okura Industrial Co. Ltd.	6,964	92

	Corona Corp. Class A	9,840	92
	Takamiya Co. Ltd.	17,916	92
	Chuo Spring Co. Ltd.	3,982	91
	Chiba Kogyo Bank Ltd.	45,077	91
^	Fujita Kanko Inc.	6,965	90
*	UT Group Co. Ltd.	4,300	88
	Inaba Seisakusho Co. Ltd.	7,463	87
^	Japan Best Rescue System Co. Ltd.	12,400	86
	Takaoka Toko Co. Ltd.	9,752	86
^	Daisyo Corp.	8,858	86
	Nisso Corp.	16,400	86
	Kasai Kogyo Co. Ltd.	23,383	85
	Mitsui Matsushima Holdings Co. Ltd.	12,541	85
*	FDK Corp.	10,764	85
	Hito Communications Holdings Inc.	9,253	84
*	Istyle Inc.	37,976	83
^	Aeon Fantasy Co. Ltd.	6,370	82
	Gecoss Corp.	9,850	82
	Space Value Holdings Co. Ltd.	26,366	82
	Mitsubishi Paper Mills Ltd.	26,469	81
*	Gunosy Inc.	11,600	80
	Cleanup Corp.	16,030	79
	Nippon Coke & Engineering Co. Ltd.	136,722	78
	Sac's Bar Holdings Inc.	17,116	77
	Ohara Inc.	8,300	75
	Airport Facilities Co. Ltd.	19,815	75
*	SHIFT Inc.	700	74
*,^	KNT-CT Holdings Co. Ltd.	10,149	73
	Daikoku Denki Co. Ltd.	6,368	71
^	Linical Co. Ltd.	9,651	70
	Ateam Inc.	8,657	69
	Japan Cash Machine Co. Ltd.	14,225	69
*	Toyo Engineering Corp.	23,694	68
^	Airtrip Corp.	7,500	68
	Namura Shipbuilding Co. Ltd.	46,954	67
*	Funai Electric Co. Ltd.	13,832	64
	Taiho Kogyo Co. Ltd.	13,235	63
	CHIMNEY Co. Ltd.	5,968	62
	Paris Miki Holdings Inc.	24,996	61
*	Fuji Oil Co. Ltd.	41,394	60
*,^	Sanden Holdings Corp.	23,691	58
*	Tokyo Rope Manufacturing Co. Ltd.	11,544	56
	Jamco Corp.	9,155	54
*	Mitsubishi Steel Manufacturing Co. Ltd.	10,447	53
*	Aplus Financial Co. Ltd.	90,572	53
*,^	Right On Co. Ltd.	10,250	52
	Sumitomo Precision Products Co. Ltd.	2,686	51
*,^	Pepper Food Service Co. Ltd.	12,600	49
*	Tateru Inc.	32,365	48
	Sanyo Shokai Ltd.	8,848	46
*	Tokyo Base Co. Ltd.	14,500	38
	Fields Corp.	11,741	36
	Nippon Building Fund Inc.	6	34
	Nakayama Steel Works Ltd.	9,829	31
	Tokyo Rakutenchi Co. Ltd.	789	28
	Frontier Real Estate Investment Corp.	10	28
*	Laox Co. Ltd.	20,983	27

	Japan Real Estate Investment Corp.	5	26
*	DKS Co. Ltd.	600	25
	LaSalle Logiport REIT	13	24
	Mirai Corp.	75	23
	Japan Retail Fund Investment Corp.	15	18
	Japan Excellent Inc.	17	18
	Nomura Real Estate Master Fund Inc.	13	16
	United Urban Investment Corp.	16	16
*	Grace Technology Inc.	300	15
	Sekisui House REIT Inc.	23	15
	Mori Hills REIT Investment Corp.	11	14
	Orix JREIT Inc.	11	14
	Japan Prime Realty Investment Corp.	4	11
	Enigmo Inc.	800	10
	Advance Residence Investment Corp.	3	10
	Kenedix Residential Next Investment Corp.	5	9
	Mitsubishi Estate Logistics REIT Investment Corp.	2	9
	Daiwa Securities Living Investments Corp.	9	9
	Japan Logistics Fund Inc.	3	9
	Retail Partners Co. Ltd.	400	8
	AEON REIT Investment Corp.	8	8
	MCUBS MidCity Investment Corp	12	8
	Ebase Co. Ltd.	500	7
	Activia Properties Inc.	2	7
	Nippon Accommodations Fund Inc.	1	6
	Comforia Residential REIT Inc.	2	6
	Premier Investment Corp.	5	6
	Daiwa Office Investment Corp.	1	5
	Kenedix Retail REIT Corp.	3	5
*	Osaka Organic Chemical Industry Ltd.	200	5
	Hulic REIT Inc.	4	5
	Hoshino Resorts REIT Inc.	1	4
	Tokyu REIT Inc.	3	4
	Global One Real Estate Investment Corp.	4	4
	Invesco Office J-REIT Inc.	28	3
	Ichigo Office REIT Investment Corp.	5	3
	NIPPON REIT Investment Corp.	1	3
	SOSiLA Logistics REIT Inc.	2	3
	Mori Trust Sogo Reit Inc.	2	2
	Fukuoka REIT Corp.	2	2
	One REIT Inc.	1	2
	Heiwa Real Estate REIT Inc.	2	2
	Starts Proceed Investment Corp.	1	2
	Samty Residential Investment Corp.	2	2
	Takara Leben Real Estate Investment Corp.	2	2
	Hankyu Hanshin REIT Inc.	1	1
			3,549,225
New Zealand (1.0%)
	Fisher & Paykel Healthcare Corp. Ltd.	516,482	12,372
*	a2 Milk Co. Ltd.	665,611	9,275
	Spark New Zealand Ltd.	1,681,263	5,510
	Auckland International Airport Ltd.	1,101,903	4,697
	Meridian Energy Ltd.	1,121,918	3,643
	Ryman Healthcare Ltd.	376,526	3,342
	Contact Energy Ltd.	662,286	2,576
	Chorus Ltd.	399,204	1,972
	Mercury NZ Ltd.	616,603	1,917

Fletcher Building Ltd.	752,281	1,691
Goodman Property Trust	1,004,994	1,487
Infratil Ltd.	434,503	1,395
EBOS Group Ltd.	85,090	1,233
Summerset Group Holdings Ltd.	203,267	1,063
SKYCITY Entertainment Group Ltd.	620,002	1,027
Kiwi Property Group Ltd.	1,410,294	1,006
Precinct Properties New Zealand Ltd.	851,803	971
Genesis Energy Ltd.	455,199	883
* Pushpay Holdings Ltd.	162,701	860
Argosy Property Ltd.	758,218	639
Freightways Ltd.	133,033	619
Z Energy Ltd.	329,665	617
Vital Healthcare Property Trust	346,570	603
Metlifecare Ltd.	153,668	602
Vector Ltd.	225,485	583
* Synlait Milk Ltd.	89,863	411
^ Air New Zealand Ltd.	459,458	409
Kathmandu Holdings Ltd.	483,336	366
Scales Corp. Ltd.	99,647	348
Heartland Group Holdings Ltd.	310,140	271
Oceania Healthcare Ltd.	326,802	219
* Restaurant Brands New Zealand Ltd.	23,921	190
Tourism Holdings Ltd.	124,256	155
Vista Group International Ltd.	150,953	128
* SKY Network Television Ltd.	1,483,641	127
New Zealand Refining Co. Ltd.	177,813	84
		63,291
Singapore (2.8%)
DBS Group Holdings Ltd.	1,615,413	23,336
Oversea-Chinese Banking Corp. Ltd.	3,151,997	19,743
United Overseas Bank Ltd.	1,173,590	16,524
Singapore Telecommunications Ltd.	6,778,815	12,303
Ascendas REIT	2,676,056	6,927
Wilmar International Ltd.	1,765,322	5,967
Keppel Corp. Ltd.	1,289,260	5,077
CapitaLand Ltd.	2,275,005	4,591
Singapore Exchange Ltd.	750,118	4,475
Mapletree Logistics Trust	2,339,070	3,643
Mapletree Industrial Trust	1,402,327	3,353
Singapore Technologies Engineering Ltd.	1,388,430	3,321
Venture Corp. Ltd.	237,516	3,102
CapitaLand Mall Trust	2,227,133	3,078
CapitaLand Commercial Trust	2,516,747	2,968
Singapore Airlines Ltd.	1,188,083	2,964
Genting Singapore Ltd.	5,342,794	2,866
Mapletree Commercial Trust	1,997,537	2,690
City Developments Ltd.	429,517	2,572
Keppel DC REIT	1,115,486	2,424
Frasers Logistics & Commercial Trust	2,280,656	2,258
UOL Group Ltd.	454,397	2,201
NetLink NBN Trust	2,695,000	1,889
ComfortDelGro Corp. Ltd.	1,875,904	1,866
Suntec REIT	1,894,466	1,859
Keppel REIT	1,819,082	1,464
Jardine Cycle & Carriage Ltd.	90,627	1,329
Keppel Infrastructure Trust	3,150,880	1,254

	Mapletree North Asia Commercial Trust	1,946,800	1,221
	SATS Ltd.	584,141	1,171
	Frasers Centrepoint Trust	657,577	1,149
	Singapore Press Holdings Ltd.	1,448,657	1,129
	Ascott Residence Trust	1,645,698	1,080
	Sembcorp Industries Ltd.	840,468	1,061
	Manulife US REIT	1,236,475	956
	Parkway Life REIT	335,054	869
	Ascendas India Trust	756,400	774
	Singapore Post Ltd.	1,334,429	693
	Golden Agri-Resources Ltd.	5,903,350	679
	Esr-REIT	2,025,779	579
	CapitaLand Retail China Trust	620,389	559
	Olam International Ltd.	562,700	548
	Keppel Pacific Oak US REIT	739,400	544
	OUE Commercial REIT	1,875,216	524
	Hutchison Port Holdings Trust	4,764,199	517
	Raffles Medical Group Ltd.	795,037	508
	Sheng Siong Group Ltd.	398,299	494
	CDL Hospitality Trusts	688,653	490
	First Resources Ltd.	464,389	466
	ARA LOGOS Logistics Trust	951,126	459
	StarHub Ltd.	501,070	446
	Aims Apac REIT	507,000	446
	Starhill Global REIT	1,277,101	434
	Wing Tai Holdings Ltd.	333,152	415
	Lendlease Global Commercial REIT	822,000	376
	Sph REIT	575,920	346
	Accordia Golf Trust	690,938	335
	Far East Hospitality Trust	920,689	330
*	Cromwell European REIT	622,000	317
	SIA Engineering Co. Ltd.	214,009	277
	Frasers Property Ltd.	310,300	262
	Soilbuild Business Space REIT	872,868	259
	Sabana Shari'ah Compliant Industrial REIT	899,059	249
§	Best World International Ltd.	259,100	245
*	Thomson Medical Group Ltd.	5,612,300	226
	Frasers Hospitality Trust	713,300	224
*	Yoma Strategic Holdings Ltd.	1,030,047	223
*	Sembcorp Marine Ltd.	778,866	217
	First REIT	478,489	194
	Asian Pay Television Trust	1,761,217	163
	Silverlake Axis Ltd.	702,936	151
	Lippo Malls Indonesia Retail Trust	1,755,614	150
	Bumitama Agri Ltd.	289,847	106
§	Eagle Hospitality Trust	700,500	96
*,§	Hyflux Ltd.	516,932	79
*,§	Noble Group Ltd.	1,004,977	59
*,^,§ Ezra Holdings Ltd.		1,786,900	14
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	1,048,679	—
			169,153
South Korea (12.6%)
	Samsung Electronics Co. Ltd.	4,279,148	209,138
	SK Hynix Inc.	470,533	32,945
	Samsung Electronics Co. Ltd. Preference Shares	752,532	31,432
	NAVER Corp.	119,940	30,471
*	Celltrion Inc.	94,063	23,449

	LG Chem Ltd.	41,982	20,103
	Samsung SDI Co. Ltd.	47,822	16,010
	Kakao Corp.	49,022	14,222
	Hyundai Motor Co.	129,010	13,760
	Shinhan Financial Group Co. Ltd.	419,456	10,526
	KB Financial Group Inc.	352,472	10,432
	NCSoft Corp.	15,250	10,391
	Hyundai Mobis Co. Ltd.	59,274	10,257
	Posco	61,901	9,989
	LG Household & Health Care Ltd.	8,039	9,272
	Kia Motors Corp.	232,944	7,929
*,1	Samsung Biologics Co. Ltd.	12,093	7,456
	KT&G Corp.	99,964	6,785
	Samsung C&T Corp.	75,727	6,745
	Hana Financial Group Inc.	260,240	6,458
	Samsung Electro -Mechanics Co. Ltd.	50,492	5,973
	LG Electronics Inc.	97,456	5,795
	SK Innovation Co. Ltd.	52,117	5,576
	SK Holdings Co. Ltd.	28,370	5,288
*	Celltrion Healthcare Co. Ltd.	64,332	5,109
	LG Corp.	81,612	5,068
	Samsung Fire & Marine Insurance Co. Ltd.	30,309	4,363
	Amorepacific Corp.	29,113	4,068
	Samsung SDS Co. Ltd.	29,001	4,065
	SK Telecom Co. Ltd.	20,830	3,858
*	Korea Electric Power Corp.	230,552	3,699
	Woori Financial Group Inc.	488,084	3,491
	Coway Co. Ltd.	51,145	3,297
	Korea Zinc Co. Ltd.	8,951	3,113
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	39,450	2,963
^	Seegene Inc.	13,087	2,855
*	Alteogen Inc.	16,268	2,609
*,^	HLB Inc.	36,492	2,567
	Mirae Asset Daewoo Co. Ltd.	372,970	2,477
	CJ CheilJedang Corp.	7,194	2,334
	Samsung Life Insurance Co. Ltd.	57,490	2,297
	Orion Corp.	19,477	2,191
*	LG Display Co. Ltd.	200,319	2,120
	Hyundai Motor Co. 2nd Preference Shares	35,086	2,043
	Industrial Bank of Korea	288,336	1,967
	Yuhan Corp.	40,785	1,961
*	Samsung Heavy Industries Co. Ltd.	400,133	1,928
	S-Oil Corp.	37,293	1,917
	Hanjin Kal Corp.	27,158	1,916
	Hyundai Heavy Industries Holdings Co. Ltd.	9,568	1,903
	Hyundai Engineering & Construction Co. Ltd.	65,811	1,901
	Lotte Chemical Corp.	13,373	1,897
	SK Chemicals Co. Ltd.	8,260	1,869
	Kangwon Land Inc.	95,932	1,842
	Daelim Industrial Co. Ltd.	25,072	1,764
	LG Innotek Co. Ltd.	12,921	1,754
	DB Insurance Co. Ltd.	42,813	1,693
	Hotel Shilla Co. Ltd.	28,606	1,693
	E-MART Inc.	17,670	1,692
	LG Uplus Corp.	173,103	1,666
*	Celltrion Pharm Inc.	16,752	1,661
*	Genexine Co. Ltd.	15,861	1,644

*,^,1 Netmarble Corp.		15,005	1,614
	Hanwha Solutions Corp.	73,226	1,572
	Hyundai Glovis Co. Ltd.	16,537	1,550
*,^	KMW Co. Ltd.	25,840	1,550
	Hankook Tire & Technology Co. Ltd.	67,189	1,471
*	Samsung Engineering Co. Ltd.	144,403	1,448
	Hanmi Pharm Co. Ltd.	6,527	1,446
	Douzone Bizon Co. Ltd.	16,285	1,436
	Korea Investment Holdings Co. Ltd.	34,787	1,425
	Hyundai Steel Co.	67,754	1,415
	Samsung Securities Co. Ltd.	57,838	1,408
	LG Household & Health Care Ltd. Preference Shares	2,263	1,359
	GS Holdings Corp.	46,012	1,354
	Fila Holdings Corp.	47,724	1,342
	S-1 Corp.	17,021	1,293
	POSCO Chemical Co. Ltd.	19,767	1,260
*	HMM Co. Ltd.	251,900	1,247
	LG Chem Ltd. Preference Shares	5,525	1,239
	Hanon Systems	146,884	1,230
	GS Engineering & Construction Corp.	52,996	1,202
	Korea Aerospace Industries Ltd.	59,552	1,201
	Amorepacific Group	26,029	1,166
	BNK Financial Group Inc.	264,554	1,143
	Kumho Petrochemical Co. Ltd.	15,954	1,135
*	Korean Air Lines Co. Ltd.	75,854	1,111
	Shinsegae Inc.	6,243	1,098
	Hyundai Marine & Fire Insurance Co. Ltd.	55,037	1,077
*	WONIK IPS Co. Ltd.	32,633	1,056
	SKC Co. Ltd.	17,341	1,021
	Cheil Worldwide Inc.	62,867	1,015
	Bukwang Pharmaceutical Co. Ltd.	32,443	1,009
*	MedPacto Inc.	12,428	1,003
	LEENO Industrial Inc.	8,442	976
*	Doosan Heavy Industries & Construction Co. Ltd.	110,634	976
	Hite Jinro Co. Ltd.	27,864	975
	Hansol Chemical Co. Ltd.	7,569	963
	DB HiTek Co. Ltd.	32,818	948
*,^	Helixmith Co. Ltd.	20,711	942
*	Pharmicell Co. Ltd.	48,738	931
	Green Cross Corp.	4,848	926
	Koh Young Technology Inc.	11,063	913
	Ecopro BM Co. Ltd.	7,582	895
	Hyundai Elevator Co. Ltd.	22,798	888
	NongShim Co. Ltd.	2,850	884
	Com2uSCorp	8,724	883
	SK Materials Co. Ltd.	4,277	881
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	43,907	875
*	Pearl Abyss Corp.	5,516	874
*	CJ Logistics Corp.	6,752	869
	NH Investment & Securities Co. Ltd.	115,748	855
	Ilyang Pharmaceutical Co. Ltd.	12,049	854
	CJ ENM Co. Ltd.	8,744	847
	Hanwha Corp.	39,484	843
*	Hanall Biopharma Co. Ltd.	34,131	831
	KIWOOM Securities Co. Ltd.	10,280	830
*	OCI Co. Ltd.	16,467	778
	CJ Corp.	11,167	773

	HDC Hyundai Development Co -Engineering & Construction	42,114	769
	Hanssem Co. Ltd.	8,910	764
*,^	Doosan Infracore Co. Ltd.	124,598	746
*	Doosan Fuel Cell Co. Ltd.	19,178	740
*	Hugel Inc.	5,592	738
^	Dongjin Semichem Co. Ltd.	27,658	737
	Amorepacific Corp. Preference Shares	14,063	728
	Chong Kun Dang Pharmaceutical Corp.	6,316	717
	Eo Technics Co. Ltd.	7,643	715
	GS Retail Co. Ltd.	24,304	701
	Mando Corp.	30,087	698
*	Hyundai Rotem Co. Ltd.	44,936	683
	Meritz Securities Co. Ltd.	262,524	680
*	Hanwha Aerospace Co. Ltd.	32,939	674
*	Enzychem Lifesciences Corp.	5,593	674
	Samsung Card Co. Ltd.	28,224	670
	Iljin Materials Co. Ltd.	15,695	670
	Hyundai Department Store Co. Ltd.	13,147	660
*	Mezzion Pharma Co. Ltd.	4,578	656
	Lotte Shopping Co. Ltd.	9,987	655
	LS Electric Co. Ltd.	14,140	638
*	Chabiotech Co. Ltd.	37,619	634
*	LegoChem Biosciences Inc.	13,026	630
	Lotte Corp.	23,962	626
§	Soulbrain Holdings Co. Ltd.	7,696	619
	JYP Entertainment Corp.	24,565	617
	DGB Financial Group Inc.	140,500	609
	Mirae Asset Daewoo Co. Ltd. Preference Shares	166,389	599
*	NHN Corp.	8,636	598
	Daishin Securities Co. Ltd.	67,786	590
*	Zinus Inc.	8,707	581
	BGF retail Co. Ltd.	5,561	581
	LOTTE Fine Chemical Co. Ltd.	15,740	579
*,^	ABLBio Inc.	21,392	577
*	GemVax & Kael Co. Ltd.	29,240	570
	SK Networks Co. Ltd.	132,555	567
	LS Corp.	15,930	562
	Medytox Inc.	3,856	560
	Green Cross Holdings Corp.	25,010	556
	Youngone Corp.	27,096	550
	DoubleUGames Co. Ltd.	8,393	537
*	Amicogen Inc.	16,852	532
	Meritz Fire & Marine Insurance Co. Ltd.	50,782	529
	Kolmar Korea Co. Ltd.	13,416	528
	DongKook Pharmaceutical Co. Ltd.	4,281	528
	NICE Information Service Co. Ltd.	30,943	527
	Posco International Corp.	44,962	524
	Ecopro Co. Ltd.	17,051	522
	Ottogi Corp.	1,106	518
	Seoul Semiconductor Co. Ltd.	34,517	518
*	Pan Ocean Co. Ltd.	174,706	517
	Hyundai Mipo Dockyard Co. Ltd.	19,463	511
	Doosan Bobcat Inc.	22,533	510
	SFA Engineering Corp.	17,164	509
	Korea Gas Corp.	23,476	501
	Korean Reinsurance Co.	82,467	494
	Dongsuh Cos. Inc.	27,193	493

*,^,§ SillaJen Inc.		48,243	490
	JB Financial Group Co. Ltd.	126,468	489
	Sam Chun Dang Pharm Co. Ltd.	12,040	489
	Taeyoung Engineering & Construction Co. Ltd.	36,151	487
*	HLB Life Science CO Ltd.	34,421	483
*	L&F Co. Ltd.	13,983	477
	Kolon Industries Inc.	16,800	477
	KCC Corp.	4,216	477
	CJ CheilJedang Corp. Preference Shares	3,840	475
	Hanjin Transportation Co. Ltd.	10,879	469
	Cosmax Inc.	5,998	468
	Hyundai Motor Co. Preference Shares	8,066	468
*	Daewoo Engineering & Construction Co. Ltd.	159,095	467
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,526	466
	Paradise Co. Ltd.	41,855	461
	NEPES Corp.	15,812	458
*	Komipharm International Co. Ltd.	33,393	457
	IS Dongseo Co. Ltd.	12,417	457
	KEPCO Plant Service & Engineering Co. Ltd.	18,443	456
*	Oscotec Inc.	20,775	455
	Hyundai Wia Corp.	14,115	452
	Hyosung Corp.	7,858	451
*,^	G-treeBNT Co. Ltd.	18,227	448
*	Yungjin Pharmaceutical Co. Ltd.	80,680	444
*	ITM Semiconductor Co. Ltd.	7,790	436
	Hanmi Science Co. ltd	12,263	435
*	Webzen Inc.	15,384	431
*	BH Co. Ltd.	21,885	431
	Daewoong Co. Ltd.	19,750	426
*	SM Entertainment Co. Ltd.	16,118	424
	Innocean Worldwide Inc.	10,023	420
*	ST Pharm Co. Ltd.	7,892	408
*	Binex Co. Ltd.	21,825	406
	Ssangyong Cement Industrial Co. Ltd.	95,334	405
*	LOTTE REIT Co. Ltd.	91,851	400
	F&F Co. Ltd.	5,809	399
	Daou Technology Inc.	22,517	394
*	CrystalGenomics Inc.	32,429	385
	Dawonsys Co. Ltd.	22,328	381
*	Lotte Tour Development Co. Ltd.	27,562	381
	SK Discovery Co. Ltd.	9,328	380
*	Studio Dragon Corp.	5,221	375
	Daesang Corp.	17,321	371
*	SFA Semicon Co. Ltd.	71,419	370
	Daewoong Pharmaceutical Co. Ltd.	3,964	368
	Mcnex Co. Ltd.	11,072	361
	Samwha Capacitor Co. Ltd.	7,007	358
*	CMG Pharmaceutical Co. Ltd.	95,798	352
	Partron Co. Ltd.	37,270	351
*	Daeduck Electronics Co. Ltd.	29,871	351
	LG Electronics Inc. Preference Shares	15,403	349
	PI Advanced Materials Co. Ltd.	12,162	349
	JW Pharmaceutical Corp.	11,506	348
	Poongsan Corp.	16,907	345
*	Ananti Inc.	39,104	343
	Silicon Works Co. Ltd.	8,440	342
	OptoElectronics Solutions Co. Ltd.	6,701	339

Daea TI Co. Ltd.	56,219	335
* Kuk-il Paper Manufacturing Co. Ltd.	73,045	335
* Doosan Solus Co. Ltd.	10,490	333
AfreecaTV Co. Ltd.	6,265	332
Foosung Co. Ltd.	47,810	331
* YG Entertainment Inc.	9,618	329
* Duk San Neolux Co. Ltd.	11,211	329
* Naturecell Co. Ltd.	40,676	325
NICE Holdings Co. Ltd.	18,837	323
* Asiana Airlines Inc.	93,736	322
Dong-A ST Co. Ltd.	4,105	319
Jeil Pharmaceutical Co. Ltd.	6,752	318
Hanwha Life Insurance Co. Ltd.	254,704	314
* Medipost Co. Ltd.	13,210	310
Samyang Holdings Corp.	5,118	307
* Hyosung Advanced Materials Corp.	2,750	306
Handsome Co. Ltd.	12,008	306
Hyundai Greenfood Co. Ltd.	45,794	304
* Hyundai Bioscience Co. Ltd.	28,428	297
LG Hausys Ltd.	5,605	295
TES Co. Ltd.	13,707	295
LOTTE Himart Co. Ltd.	11,479	294
* CJ CGV Co. Ltd.	17,679	292
* Kumho Tire Co. Inc.	119,667	291
* NKMax Co. Ltd.	21,429	289
* Aprogen pharmaceuticals Inc.	223,282	288
LG International Corp.	22,569	287
* Innox Advanced Materials Co. Ltd.	6,523	286
Chongkundang Holdings Corp.	2,748	286
* Telcon RF Pharmaceutical Inc.	61,402	285
LIG Nex1 Co. Ltd.	9,956	282
Taekwang Industrial Co. Ltd.	478	274
Shinsegae International Inc.	2,180	271
HDC Holdings Co. Ltd.	33,091	270
Lotte Chilsung Beverage Co. Ltd.	3,180	270
Huons Co. Ltd.	5,293	268
* Osstem Implant Co. Ltd.	8,644	267
Ahnlab Inc.	5,395	267
* KH Vatec Co. Ltd.	12,932	266
* Dongkuk Steel Mill Co. Ltd.	51,809	265
Huchems Fine Chemical Corp.	18,895	264
Hyosung TNC Co. Ltd.	2,767	264
Hyundai Home Shopping Network Corp.	5,188	264
Korea Petrochemical Ind Co. Ltd.	2,657	260
* iNtRON Biotechnology Inc.	21,561	259
Toptec Co. Ltd.	17,206	256
^ Hana Tour Service Inc.	8,015	254
S&T Motiv Co. Ltd.	6,688	252
* Anterogen Co. Ltd.	4,515	252
Advanced Process Systems Corp.	11,270	252
* Hyosung Heavy Industries Corp.	6,859	251
HS Industries Co. Ltd.	42,627	248
SK Securities Co. Ltd.	349,472	246
* Eutilex Co. Ltd.	8,376	245
Dong-A Socio Holdings Co. Ltd.	2,924	244
* Hyundai Construction Equipment Co. Ltd.	12,428	238
* Cafe24 Corp.	5,399	238

	Hankook Technology Group Co. Ltd.	19,856	238
*	Neowiz	9,864	235
	GS Home Shopping Inc.	2,606	232
	Binggrae Co. Ltd.	4,525	231
*	DIO Corp.	10,429	231
	Jusung Engineering Co. Ltd.	37,998	224
	Korea Electric Terminal Co. Ltd.	6,727	220
	Wemade Co. Ltd.	7,044	219
*	Feelux Co. Ltd.	59,912	218
*	Hyundai Electric & Energy System Co. Ltd.	20,603	216
	Doosan Co. Ltd.	5,309	212
	Dongwon Industries Co. Ltd.	1,318	208
*	Insun ENT Co. Ltd.	26,639	205
	Kwang Dong Pharmaceutical Co. Ltd.	26,666	205
*	Hansol Technics Co. Ltd.	26,180	205
	Korea Real Estate Investment & Trust Co. Ltd.	139,212	201
*	Dentium Co. Ltd.	5,783	199
*	Peptron Inc.	12,024	199
	Vieworks Co. Ltd.	6,552	199
	Orion Holdings Corp.	18,292	191
	Young Poong Corp.	437	191
	Hyosung Chemical Corp.	2,114	191
	Green Cross Cell Corp.	5,374	191
	KC Tech Co. Ltd.	9,680	189
^	Tongyang Inc.	187,196	188
*	Dongsung Pharmaceutical Co. Ltd.	17,023	187
	Meritz Financial Group Inc.	25,945	185
	Hanwha Corp. Preference Shares	18,503	184
	Eugene Investment & Securities Co. Ltd.	56,837	183
	i-SENS Inc.	7,553	182
	Grand Korea Leisure Co. Ltd.	16,802	180
	Hansol Paper Co. Ltd.	15,350	178
	Mirae Asset Life Insurance Co. Ltd.	65,525	176
*	Hancom Inc.	12,334	176
	Sebang Global Battery Co. Ltd.	6,961	173
*	Stcube	20,823	173
*	Yuanta Securities Korea Co. Ltd.	72,004	173
	Cuckoo Homesys Co. Ltd.	5,734	173
	Sangsangin Co. Ltd.	36,307	172
	Posco ICT Co. Ltd.	46,851	171
	Maeil Dairies Co. Ltd.	2,706	169
	Songwon Industrial Co. Ltd.	15,319	167
*	Hanwha General Insurance Co. Ltd.	69,810	166
*	Taihan Electric Wire Co. Ltd.	245,837	166
	GOLFZON Co. Ltd.	2,573	165
	Samyang Corp.	3,076	165
*	Samsung Pharmaceutical Co. Ltd.	45,764	164
	Halla Holdings Corp.	6,651	163
*,^	CUROCOM Co. Ltd.	79,337	162
*	Seobu T&D	26,638	162
	LF Corp.	15,869	159
	Hanil Cement Co. Ltd.	2,215	158
^	ICD Co. Ltd.	11,788	155
	Kumho Industrial Co. Ltd.	26,585	152
	Youlchon Chemical Co. Ltd.	10,925	152
*	Korea Line Corp.	11,027	151
	Dongwon F&B Co. Ltd.	989	151

	INTOPS Co. Ltd.	12,427	149
*	Wonik Holdings Co. Ltd.	35,772	149
	KEPCO Engineering & Construction Co. Inc.	10,937	149
*	Hanwha Investment & Securities Co. Ltd.	98,811	147
	Korea Asset In Trust Co. Ltd.	62,091	146
	Kolmar Korea Holdings Co. Ltd.	5,952	146
*	Interflex Co. Ltd.	11,070	144
	NS Shopping Co. Ltd.	13,483	143
*	Lock&Lock Co. Ltd.	15,263	143
	KC Co. Ltd.	7,211	141
	Harim Holdings Co. Ltd.	24,651	138
	JW Holdings Corp.	30,397	137
	iMarketKorea Inc.	19,079	136
	Daishin Securities Co. Ltd. Preference Shares	17,328	135
	Huons Global Co. Ltd.	4,916	134
	Samchully Co. Ltd.	2,058	134
	Youngone Holdings Co. Ltd.	4,559	133
	InBody Co. Ltd.	9,496	133
	Humedix Co. Ltd.	5,513	132
	Dae Han Flour Mills Co. Ltd.	942	131
	Nexen Tire Corp.	29,801	131
*	Vidente Co. Ltd.	22,931	130
	Hansae Co. Ltd.	14,405	128
*	KCC Glass Corp.	4,752	128
	SL Corp.	13,386	128
	Modetour Network Inc.	13,449	127
	Hyundai Livart Furniture Co. Ltd.	7,935	127
*,^	Ssangyong Motor Co.	40,269	125
*	Inscobee Inc.	74,054	122
*	Able C&C Co. Ltd.	17,353	122
	Namhae Chemical Corp.	18,726	122
	SK Gas Ltd.	1,639	119
*	Gamevil Inc.	4,143	117
	Sung Kwang Bend Co. Ltd.	18,185	115
*,§	KONA I Co. Ltd.	10,460	115
	Hankook Shell Oil Co. Ltd.	577	114
*	Taewoong Co. Ltd.	10,455	113
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	113
	Lotte Confectionery Co. Ltd.	1,211	112
	Aekyung Industrial Co. Ltd.	5,626	107
	SPC Samlip Co. Ltd.	1,951	107
	Namyang Dairy Products Co. Ltd.	415	106
	KISWIRE Ltd.	8,000	105
	Kolon Corp.	6,437	102
	KT Skylife Co. Ltd.	13,988	99
*	Coreana Cosmetics Co. Ltd.	22,740	99
^	TK Corp.	15,593	97
	Kyobo Securities Co. Ltd.	16,417	93
	Daeduck Co. Ltd.	15,930	92
	Seah Besteel Corp.	9,828	90
	Lotte Food Co. Ltd.	327	90
*,^,§ Cellumed Co. Ltd.		17,851	90
	Hyundai Corp.	7,187	89
	Sungwoo Hitech Co. Ltd.	35,919	89
	BGF Co. Ltd.	24,184	86
*	Lutronic Corp.	17,457	85
	LG HelloVision Co. Ltd.	25,075	84

*	Hansol Holdings Co. Ltd.			30,188	83
*	Eusu Holdings Co. Ltd.			17,165	83
*	Homecast Co. Ltd.			27,476	82
	Daekyo Co. Ltd.			24,343	82
	KISCO Corp.			21,795	82
	Tongyang Life Insurance Co. Ltd.			31,110	78
	Interpark Corp.			36,083	78
	Cuckoo Holdings Co. Ltd.			1,152	78
*	SBS Media Holdings Co. Ltd.			48,955	77
	KTB Investment & Securities Co. Ltd.			37,203	77
	It's Hanbul Co. Ltd.			3,481	76
^	Woongjin Thinkbig Co. Ltd.			35,171	76
*	Byucksan Corp.			50,333	75
	AK Holdings Inc.			4,810	73
	Sam Young Electronics Co. Ltd.			10,957	72
	E1 Corp.			2,215	71
	Cell Biotech Co. Ltd.			4,631	70
*,^	GNCO Co. Ltd.			65,482	69
	Hanil Holdings Co. Ltd.			1,818	67
	SeAH Steel Corp.			1,204	64
*	Lumens Co. Ltd.			37,737	61
*	Muhak Co. Ltd.			13,199	60
	Sindoh Co. Ltd.			3,064	60
	DB Financial Investment Co. Ltd.			19,746	59
*	Agabang&Company			22,329	55
*,^	COSON Co. Ltd.			13,992	55
	S&T Dynamics Co. Ltd.			12,792	54
*,§	Yuyang DNU Co. Ltd.			48,272	49
	CJ Freshway Corp.			3,686	47
*	Humax Co. Ltd.			9,991	37
	SeAH Steel Holdings Corp.			1,040	35
*	Esmo Corp.			81,779	27
	L&F Co. Ltd. Rights Exp. 08/07/2020			1,975	26
*,§ Soulbrain Co. Ltd.				3,440	—
					765,151
Total Common Stocks (Cost $6,902,885)					6,068,130
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		0.194%		291,218	29,122

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Cash Management Bill	0.140%	10/13/20	500	500
	United States Cash Management Bill	0.145%	12/15/20	2,000	1,999
					2,499
Total Temporary Cash Investments (Cost $31,621)					31,621
Total Investments (100.0%) (Cost $6,934,506)					6,099,751
Other Assets and Liabilities -Net (0.0%)					(2,306)
Net Assets (100%)					6,097,445
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,686,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $28,821,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $29,106,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	September 2020	143	20.216	(1,704)
KOSPI 200 Index	September 2020	108	6,784	240
S&P ASX 200 Index	September 2020	48	5,039	25
				(1,439)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank
plc	10/6/20	JPY	1,885,884	USD	17,608	223	—
Toronto-
Dominion Bank	10/6/20	AUD	13,824	USD	9,478	400	—

UBS AG	10/6/20	USD	7,656	JPY	816,585	—	(65)
UBS AG	10/6/20	USD	1,380	AUD	1,981	—	(36)

						623	(101)

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2020, a counterparty had deposited in a segregated account cash of $60,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Pacific Stock Index Fund

security trades; such securities not traded on the valuatio n date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts,

Pacific Stock Index Fund

determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1	6,065,078	3,051	6,068,130
Temporary Cash Investments	29,122	2,499	—	31,621
Total	29,123	6,067,577	3,051	6,099,751
Derivative Financial Instruments
Assets
Futures Contracts[1]	47	—	—	47
Forward Currency Contracts	—	623	—	623
Total	47	623	—	670
Liabilities
Futures Contracts[1]	841	—	—	841
Forward Currency Contracts	—	101	—	101
Total	841	101	—	942
1 Represents variation margin on the last day of the reporting period.

Pacific Stock Index Fund